As filed with the Securities and Exchange Commission on August 12, 2009 1933 Act File No. 333-160146

U.S. SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 1 ☒

EATON VANCE MUNICIPALS TRUST (Exact name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110 (Address of Principal Executive Offices)

(617) 482-8260 (Registrant's Telephone Number)

Maureen A. Gemma Two International Place, Boston, Massachusetts 02110 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

This Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A, Class B and Class C shares of Beneficial Interest of Eaton Vance National Municipals Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents.

Cover Sheet

Part A	-	Proxy Statement/Prospectus

Part B	-	Statement of Additional Information

Part C	-	Other Information

Signature Page

Exhibit Index

Exhibits

EATON VANCE HAWAII MUNICIPALS FUND EATON VANCE MISSISSIPPI MUNICIPALS FUND EATON VANCE WEST VIRGINIA MUNICIPALS FUND Two International Place Boston, Massachusetts ^ 02110

^ August 12, 2009

Dear Shareholder:

     We cordially invite you to attend a joint Special Meeting of Shareholders of Eaton Vance Hawaii Municipals Fund (“HI Fund”), Eaton Vance Mississippi Municipals Fund (“MS Fund”) and Eaton Vance West Virginia Municipals Fund (“WV Fund”) (collectively, the “State Funds”) on September 25, 2009 to consider a proposal to approve an Agreement and Plan of Reorganization to convert shares of the State Funds into corresponding shares of Eaton Vance National Municipals Fund (the “National Fund”) (the “Reorganization). The HI Fund is a series of Eaton Vance Municipals Trust II, and the MS Fund, the WV Fund and the National Fund are each a series of Eaton Vance Municipals Trust (collectively, the “Trusts”).

     The investment objective ^ of each Fund is to provide current income exempt from regular federal income tax and, in the case of the State Funds, from particular state and local income or other taxes. The investment policies of each Fund are substantially similar. The enclosed combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) describes the Reorganization in detail. We ask you to read the enclosed information carefully and to submit your vote promptly.

     After consideration and recommendation by Eaton Vance Management, the Boards of Trustees have determined that it is in the best interests of the State Funds and the National Fund if the State Funds are merged into the National Fund. We believe that you would benefit from the Reorganization because you would become shareholders of a larger, more diversified fund with a higher yield and distribution rate and lower expense ratio as described herein.

     We realize that most shareholders will not be able to attend the meeting and vote their shares in person. However, the State Funds do need your vote. You can vote by mail^ or by telephone, ^ as explained in the enclosed material. If you later decide to attend the meeting, you may revoke your proxy and vote your shares in person. By voting promptly, you can help the State Funds avoid the expense of additional mailings.

     If you would like additional information concerning this proposal, please call one of our service representatives at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern time. Your participation in this vote is extremely important.

Sincerely,	Sincerely,

/s/ Robert B MacIntosh	/s/ Cynthia J. Clemson

Robert B. MacIntosh	Cynthia J. Clemson
President	President
Eaton Vance Municipals Trust	Eaton Vance Municipals Trust II

Your vote is important – please return your proxy card promptly.

Shareholders are urged to sign and mail the enclosed proxy in the enclosed postage prepaid envelope or vote by telephone ^ by following the enclosed instructions. Your vote is important whether you own a few shares or many shares.

EATON VANCE HAWAII MUNICIPALS FUND EATON VANCE MISSISSIPPI MUNICIPALS FUND EATON VANCE WEST VIRGINIA MUNICIPALS FUND Two International Place Boston, Massachusetts ^ 02110

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS To Be Held September 25, 2009

     A joint Special Meeting of Shareholders of Eaton Vance Hawaii Municipals Fund, Eaton Vance Mississippi Municipals Fund and Eaton Vance West Virginia Municipals Fund (collectively, the “State Funds”) will be held at the principal office of the State Funds, Two International Place, Boston, Massachusetts 02110, on Friday, September 25, 2009 at 2:00 P.M. (Eastern Time), for the following purposes:

1.	To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) to convert shares of each State Fund into corresponding shares of Eaton Vance National Municipals Fund (the “National Fund”). The Plan provides for the transfer of all of the assets and liabilities of each State Fund to the National Fund in exchange for corresponding shares of the National Fund; and
2.	To consider and act upon any other matters which may properly come before the meeting and any adjourned or postponed session thereof.

     The meeting is called pursuant to the By-Laws of Eaton Vance Municipals Trust and Eaton Vance Municipals Trust II (collectively, the “Trusts”). The Boards of Trustees of the Trusts have fixed the close of business on July 17, 2009 as the record date for the determination of the shareholders of each State Fund entitled to notice of, and to vote at, the joint meeting and any adjournments or postponements thereof.

By Order of the Boards of Trustees,

/s/ Maureen A. Gemma

Maureen A. Gemma
Secretary
Eaton Vance Municipals Trust
Eaton Vance Municipals Trust II

^ August 12, 2009 Boston, Massachusetts

IMPORTANT

Shareholders can help the Boards of Trustees of the State Funds avoid the necessity and additional expense of further solicitations, which may be necessary to obtain a quorum, by promptly returning the enclosed proxy or voting by telephone^ . The enclosed addressed envelope requires no postage if mailed in the United States and is included for your convenience.

PROXY STATEMENT/PROSPECTUS
Acquisition of the Assets of
EATON VANCE HAWAII MUNICIPALS FUND
EATON VANCE MISSISSIPPI MUNICIPALS FUND
EATON VANCE WEST VIRGINIA MUNICIPALS FUND
By And In Exchange For Shares of
EATON VANCE NATIONAL MUNICIPALS FUND

Two International Place Boston, Massachusetts 02110

^ August 12, 2009

We are sending you this combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) in connection with the joint Special Meeting of Shareholders (the “Special Meeting”) of Eaton Vance Hawaii Municipals Fund (“HI Fund”), Eaton Vance Mississippi Municipals Fund (“MS Fund”) and Eaton Vance West Virginia Municipals Fund (“WV Fund”) (collectively, the “State Funds”) on September 25, 2009 ^ at 2:00 p.m., Eastern Time, at Two International Place, Boston, MA 02110. This document is both the Proxy Statement of the State Funds and a Prospectus of Eaton Vance National Municipals Fund (the “National Fund”). The State Funds and the National Fund hereinafter are sometimes referred to as a “Fund” or collectively as the “Funds.” The HI Fund is a series of Eaton Vance Municipals Trust II, and the MS Fund, WV Fund and National Fund are each a series of Eaton Vance Municipals Trust (collectively, the “Trusts”). The Trusts are each Massachusetts business trusts registered as open-end management investment companies. Proxy cards are enclosed with the foregoing Notice of a joint Special Meeting of Shareholders for the benefit of shareholders who wish to vote, but do not expect to be present at the joint Special Meeting. Shareholders also may vote by telephone^ . The proxy is solicited on behalf of the Boards of Trustees of the Trusts (the “Boards” or “Trustees”).

This Proxy Statement/Prospectus relates to the proposed reorganization of each class of shares of each State Fund into a corresponding class of shares of the National Fund (the “Reorganization”). The Form of Agreement and Plan of Reorganization for each Fund (the “Plan”) is attached as Appendix A and provides for the transfer of all of the assets and liabilities of ^ the State Fund to the National Fund in exchange for shares of the National Fund. Following the transfer, National Fund shares will be distributed to shareholders of each State Fund, ^ and each State Fund will be terminated. As a result, each shareholder of the State Funds will receive National Fund shares equal ^ to the value of such shareholder’s respective State Fund shares, in each case calculated as of the close of regular trading on the New York Stock Exchange on the business day immediately prior to the Reorganization.

Each proxy will be voted in accordance with its instructions. If no instruction is given, an executed proxy will authorize the persons named as proxies, or any of them, to vote in favor of each matter. A written proxy is revocable by the person giving it, prior to exercise by a signed writing filed with the Fund’s proxy tabulator^ , The Altman Group, Inc., 60 East 42nd Street, Suite 916, New York, NY 10165, or by executing and delivering a later dated proxy, or by attending the joint ^ Special Meeting and voting the shares in person. Proxies voted by telephone ^ may be revoked at any time in the same manner that proxies voted by mail may be revoked. This Proxy Statement/Prospectus is initially being mailed to shareholders on or about ^ August 11, 2009. Supplementary solicitations may be made by mail, telephone, telegraph, facsimile or electronic means.

The Trustees have fixed the close of business on July 17, 2009 as the record date (“Record Date”) for the determination of the shareholders entitled to notice of and to vote at the joint ^ Special Meeting and any adjournments or postponements thereof. Shareholders at the close of business on the Record Date will be entitled to one vote for each State Fund share held. The number of shares of beneficial interest of each class of each Fund outstanding and the persons who held of record more than five percent of the outstanding shares of each Fund as of the Record Date, along with such information for the combined fund as if the Reorganization was consummated on the Record Date, are set forth in Appendix C.

This Proxy Statement/Prospectus sets forth concisely the information that you should know when considering the Reorganization. You should read and retain this Proxy Statement/Prospectus for future reference. This Proxy Statement/Prospectus is accompanied by the Prospectus of the National Fund dated February 1, 2009 (the “National Fund Prospectus”), which is incorporated by reference herein. A Statement of Additional Information dated ^ August 12, 2009 that relates to this Proxy Statement/Prospectus and contains additional information about the National Fund and the Reorganization is on file with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Proxy Statement/Prospectus.

The Prospectus of the HI Fund dated June 1, 2009 and the Prospectus of the MS Fund and the WV Fund dated February 1, 2009 (the “State Funds’ Prospectuses”), the Statement of Additional Information of the HI Fund dated June 1, 2009, and the Statement of Additional Information of the MS Fund and the WV Fund dated February 1, 2009 (the “State Funds’ SAIs”) and the Statement of Additional Information of the National Fund dated February 1, 2009^ (the “National Fund SAI”) are on file with the SEC and are incorporated by reference into this Proxy Statement/Prospectus.

The Annual Reports to Shareholders for HI Fund (dated January 31, 2009), MS Fund, WV Fund and National Fund (dated September 30, 2008), and the Semiannual Reports to Shareholders dated March 31, 2009 for MS Fund, WV Fund and the National Fund have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus.

To ask questions about this Proxy Statement/Prospectus, please call our toll-free number at 1-800-262-1122 Monday through Friday, 8:00 am to 6:00 pm Eastern time.

^ Copies of each of the documents incorporated by reference referred to above are available upon oral or written request and without charge. To obtain a copy, write to the Funds, c/o Eaton Vance Management, Two International Place, Boston, MA 02110, Attn: Proxy Coordinator – Mutual Fund Operations, or call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern time. The foregoing documents may be obtained on the Internet at www.eatonvance.com. In addition, the SEC maintains a website at www.sec.gov that contains the documents described above, material incorporated by reference, and other information about the State Funds and the National Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ii

TABLE OF CONTENTS

Page
SUMMARY	1

FUND EXPENSES	2

REASONS FOR THE REORGANIZATION	^ 5

INFORMATION ABOUT THE REORGANIZATION	^ 7

HOW DO THE BUSINESS, INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND POLICIES OF THE
STATE FUNDS COMPARE TO THAT OF THE NATIONAL FUND?	13

PRINCIPAL RISK FACTORS	^ 15

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS	^ 16

INFORMATION ABOUT THE FUNDS	^ 16

VOTING INFORMATION	^ 17

DISSENTERS RIGHTS	^ 19

NATIONAL FUND FINANCIAL HIGHLIGHTS	^ 20

HI FUND FINANCIAL HIGHLIGHTS	^ 22

MS FUND FINANCIAL HIGHLIGHTS	^ 24

WV FUND FINANCIAL HIGHLIGHTS	^ 26

EXPERTS	^ 28

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1

APPENDIX B: MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	B-1

APPENDIX C: OUTSTANDING SHARES AND 5% HOLDERS	C-1

iii

SUMMARY

The following is a summary of certain information contained in or incorporated by reference in this Proxy Statement/Prospectus. This summary is not intended to be a complete statement of all material features of the proposed Reorganization and is qualified in its entirety by reference to the full text of this Proxy Statement/ Prospectus, the Plan and the other documents referred to herein.

Proposed Transaction. The Trustees of the Trusts have approved the Plan for each State Fund, which provides for the transfer of all of the assets of ^ the State Fund to the National Fund in exchange for the issuance of National Fund shares and the assumption of ^ the State Fund’s liabilities by the National Fund at a closing to be held as soon as practicable following approval of the Reorganization by shareholders of ^ the State Fund at the joint Special Meeting, or any adjournments or postponements thereof, and the satisfaction of all the other conditions to the Reorganization (the “Closing”). The Plan is attached hereto as Appendix A. The value of each shareholder’s account with the corresponding class of the National Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with his or her State Fund immediately prior to the Reorganization. Following the transfer, National Fund shares will be distributed to shareholders of the State Funds and the State Funds will be terminated. As a result of the Reorganization, each shareholder of the State Funds will receive full and fractional National Fund shares equal in value at the close of regular trading on the New York Stock Exchange on the Closing date to the value of such shareholder’s shares of his or her State Fund. At or prior to the Closing, each State Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income, its net tax-exempt interest income, and all of its net capital gains, if any, realized for the taxable year ending at the Closing. The Trustees, including the Trustees who are not “interested persons” of the Trusts as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Trustees”), have determined that the interests of existing shareholders of each Fund will not be diluted as a result of the transaction contemplated by the Reorganization and that the Reorganization is in the best interests of shareholders of each State Fund and the National Fund.

Background for the Proposed Transaction. The Boards of Trustees of the Trusts considered a number of factors, including the proposed terms of the Reorganization. The Trustees considered that, among other things, combining the Funds would produce additional economies of scale and reduce the expense ratio for each State Fund’s shareholders, the Reorganization would be tax-free for federal income tax purposes, and State Fund shareholders are expected to receive higher yields and distribution rates as shareholders of the National Fund. Moreover, the Trustees considered that shareholders of each Fund would benefit from a larger fund with increased investment opportunities and flexibility by consolidating four funds that have substantially similar investment objectives and policies and that invest in similar securities.

The Boards of Trustees of the Trusts believe that the proposed Reorganization is in the best interests of shareholders of each Fund and has recommended that each State Fund’s shareholders vote for the Reorganization. The reorganization of each of HI Fund, MS Fund and WV Fund into National Fund is a separate and independent transaction. Approval of the Reorganization by shareholders of any other State Fund is not required for either of HI Fund, MS Fund or WV Fund to consummate the Reorganization.

Objectives, Restrictions and Policies. The State Funds and National Fund have substantially similar investment objectives and policies, with the exception of policies to avoid particular state income taxes. In addition, there are no material differences between the Funds’ fundamental and non-fundamental investment restrictions. While the National Fund is a diversified fund and has an investment restriction to that effect, the State Funds are registered as non-diversified funds.

Fund Fees, Expenses and Services. National Fund (total net assets of approximately $5.1 billion as of March 31, 2009) is significantly larger than each State Fund (HI Fund, MS Fund and WV ^ Fund have net assets of approximately $16.5 million, $14.8 million and $26.6 million, respectively, as of March 31, 2009). As described below and excluding Interest Expense associated with inverse floater securities transactions,

National Fund has a lower total expense ratio than each State Fund^ , which the State Funds’ shareholders are expected to benefit from ^ as a result of the Reorganization.

National Fund offers classes of shares that correspond with the outstanding classes of shares of the State Funds. As a result of the Reorganization, shareholders of each class of shares of each respective State Fund would receive shares of the corresponding class of the National Fund. The privileges and services associated with the classes of National Fund are identical to their corresponding classes of each respective State Fund.

Distribution Arrangements. National Fund offers classes of shares that correspond with the outstanding classes of shares of each State Fund. Shares of each Fund are sold on a continuous basis by Eaton Vance Distributors, Inc. (“EVD”), the Funds’ principal underwriter. Class A shares of each Fund are sold at net asset value per share plus a sales charge; Class B and Class C shares of each Fund are sold at net asset value subject to a contingent deferred sales charge (“CDSC”). As a result of the Reorganization, shareholders of each class of shares of each State Fund would receive shares of the corresponding class of the National Fund. Although the Funds have differing distribution and service fees, as described below, the sales charges, privileges and services associated with the classes of National Fund are identical to their corresponding classes of each State Fund. National Fund also offers Class I shares, which will not be involved in the Reorganization.

Redemption Procedures and Exchange Privileges. The State Funds and the National Fund offer the same redemption features pursuant to which proceeds of a redemption are remitted by wire or check after receipt of proper documents including signature guarantees. The respective classes of each Fund have the same exchange privileges.

Tax Consequences. The State Funds expect to obtain an opinion of counsel that the Reorganization will be tax-free for federal income tax purposes. As such, the State ^ Funds’ shareholders will not recognize a taxable gain or loss on the receipt of shares of the National Fund in liquidation of their ^ interests in ^ the State Funds. Their tax basis in National Fund shares received in the Reorganization will be the same as their tax basis in their respective State Fund shares, and the tax holding period will be the same. Furthermore, it is not anticipated that the Reorganization will preclude utilization of any of the capital loss carryovers of any Fund.

FUND EXPENSES

Expenses shown are those for the year ended March 31, 2009 and on a pro forma basis giving effect to the Reorganization as of such date. For each State Fund, the pro forma expenses giving effect to only that one State Fund reorganizing into National Fund would be the same as the pro forma expenses stated below giving effect to all State Funds collectively reorganizing into National Fund.

Fund Fees and Expenses

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of
net asset value at time of purchase or redemption)	None	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None

Annual Fund Operating Expenses

	Class A Shares

					Pro Forma
				National	Combined
	HI Fund	MS Fund	WV Fund	Fund	Fund(1)
Management Fees	0.15%	0.16%	0.21%	0.35%	0.35%
Distribution and Service (12b-1 Fees)(2)	0.20%	0.20%	0.20%	0.25%	0.25%
Other Expenses (including Interest Expense)	0.72%	0.69%	0.48%	0.49%	0.49%
Interest Expense(3)	0.14%	0.05%	0.07%	0.41%	0.41%
Other Expenses (excluding Interest Expense)	0.58%	0.64%	0.41%	0.08%	0.08%
Total Annual Fund Operating Expenses*	1.07%	1.05%	0.89%	1.09%	1.09%

* Class A Total Annual Fund Operating
Expenses (excluding Interest Expense):	0.93%	1.00%	0.82%	0.68%	0.68%(4)

	Class B Shares
					Pro Forma
				National	Combined
	HI Fund	MS Fund	WV Fund	Fund	Fund(1)
Management Fees	0.15%	0.16%	0.21%	0.35%	0.35%
Distribution and Service (12b-1 Fees)(2)	0.95%	0.95%	0.95%	1.00%	1.00%
Other Expenses (including Interest Expense)	0.72%	0.69%	0.48%	0.49%	0.49%
Interest Expense(3)	0.14%	0.05%	0.07%	0.41%	0.41%
Other Expenses (excluding Interest Expense)	0.58%	0.64%	0.41%	0.08%	0.08%
Total Annual Fund Operating Expenses*	1.82%	1.80%	1.64%	1.84%	1.84%

* Class B Total Annual Fund Operating
Expenses (excluding Interest Expense):	1.68%	1.75%	1.57%	1.43%	1.43%(4)

	Class C Shares
					Pro Forma
				National	Combined
	HI Fund	MS Fund	WV Fund	Fund	Fund(1)
Management Fees	0.15%	0.16%	0.21%	0.35%	0.35%
Distribution and Service (12b-1 Fees)(2)	0.95%	0.95%	0.95%	1.00%	1.00%
Other Expenses (including Interest Expense)	0.72%	0.69%	0.48%	0.49%	0.49%
Interest Expense(3)	0.14%	0.05%	0.07%	0.41%	0.41%
Other Expenses (excluding Interest Expense)	0.58%	0.64%	0.41%	0.08%	0.08%
Total Annual Fund Operating Expenses*	1.82%	1.80%	1.64%	1.84%	1.84%

* Class C Total Annual Fund Operating
Expenses (excluding Interest Expense):	1.68%	1.75%	1.57%	1.43%	1.43%(4)

(1) The pro forma results of the merger are the same assuming any one State Fund merges into the National Fund or if all three State Funds merge into the National Fund.

(2) The State Funds are authorized under their distribution plans to pay service fees up to 0.25% annually.

(3)“Interest Expense” represents the interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(4) On a pro forma basis, National Fund’s total expense ratio decreases slightly (less than 0.01%).

Example. This Example is intended to help you compare the cost of investing in the Pro Forma Combined Fund after the Reorganization with the costs of investing in the Funds without the Reorganization. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above. This Example assumes the Total Annual Fund Operating Expenses including the Interest Expense described above while the footnote below the table describes such costs excluding Interest Expense. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
HI Fund
Class A	$ 579	$ 799	$ 1,037	$ 1,719
Class B*	$ 685	$ 973	$ 1,185	$ 1,940
Class C	$ 285	$ 573	$ 985	$ 2,137

MS Fund
Class A	$ 577	$ 793	$ 1,027	$ 1,697
Class B*	$ 683	$ 966	$ 1,175	$ 1,919
Class C	$ 283	$ 566	$ 975	$ 2,116

WV Fund
Class A	$ 562	$ 745	$ 945	$ 1,519
Class B*	$ 667	$ 917	$ 1,092	$ 1,743
Class C	$ 267	$ 517	$ 892	$ 1,944

National Fund
Class A	$ 581	$ 805	$ 1,047	$ 1,741
Class B*	$ 687	$ 979	$ 1,195	$ 1,962
Class C	$ 287	$ 579	$ 995	$ 2,159

Pro Forma Combined Fund
Class A	$ 581	$ 805	$ 1,047	$ 1,741
Class B*	$ 687	$ 979	$ 1,195	$ 1,962
Class C	$ 287	$ 579	$ 995	$ 2,159

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
HI Fund
Class A	$ 579	$ 799	$ 1,037	$ 1,719
Class B*	$ 185	$ 573	$ 985	$ 1,940
Class C	$ 185	$ 573	$ 985	$ 2,137

MS Fund
Class A	$ 577	$ 793	$ 1,027	$ 1,697
Class B*	$ 183	$ 566	$ 975	$ 1,919
Class C	$ 183	$ 566	$ 975	$ 2,116

WV Fund
Class A	$ 562	$ 745	$ 945	$ 1,519
Class B*	$ 167	$ 517	$ 892	$ 1,743
Class C	$ 167	$ 517	$ 892	$ 1,944

National Fund
Class A	$ 581	$ 805	$ 1,047	$ 1,741
Class B*	$ 187	$ 579	$ 995	$ 1,962
Class C	$ 187	$ 579	$ 995	$ 2,159

Pro Forma Combined Fund
Class A	$ 581	$ 805	$ 1,047	$ 1,741

Class B*	$ 187	$ 579	$ 995	$ 1,962
Class C	$ 187	$ 579	$ 995	$ 2,159

*	Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

Excluding Interest Expense associated with inverse floater securities transactions, the cost of investing would be:

  HI Fund Class A shares: $565, $757, $965 and $1,564 for the 1 year, 3 year, 5 year and 10 year periods, respectively; Class B shares: $671, $930, $1,113 and $1,788 for the 1 year, 3 year, 5 year and 10 year periods, respectively; and Class C shares: $271, $530, $913 and $1,987 for the 1 year, 3 year, 5 year and 10 year periods, respectively;
  MS Fund Class A shares: $572, $778, $1,001 and $1,641 for the 1 year, 3 year, 5 year and 10 year periods, respectively; Class B shares: $678, $951, $1,149 and $1,864 for the 1 year, 3 year, 5 year and 10 year periods, respectively; and Class C shares: $278, $551, $949 and $2,062 for the 1 year, 3 year, 5 year and 10 year periods, respectively;
  WV Fund Class A shares: $555, $724, $908 and $1,440 for the 1 year, 3 year, 5 year and 10 year periods, respectively; Class B shares: $660, $896, $1,055 and $1,666 for the 1 year, 3 year, 5 year and 10 year periods, respectively; and Class C shares: $260, $496, $855 and $1,867 for the 1 year, 3 year, 5 year and 10 year periods, respectively;
  National Fund Class A shares: $541, $682, $836 and $1,281 for the 1 year, 3 year, 5 year and 10 year periods, respectively; Class B shares: $646, $852, $982 and $1,509 for the 1 year, 3 year, 5 year and 10 year periods, respectively; and Class C shares: $246, $452, $782 and $1,713 for the 1 year, 3 year, 5 year and 10 year periods, respectively; and
  Pro Forma Combined Fund Class A shares: $541, $682, $836 and $1,281 for the 1 year, 3 year, 5 year and 10 year periods, respectively; Class B shares: $646, $852, $982 and $1,509 for the 1 year, 3 year, 5 year and 10 year periods, respectively; and Class C shares: $246, $452, $782 and $1,713 for the 1 year, 3 year, 5 year and 10 year periods, respectively.

If you did not redeem your Class B or Class C shares, your expenses would be as follows:

  HI Fund Class B shares: $171, $530 and $913 for the 1 year, 3 year and 5 year periods, respectively, and Class C shares: $171 for the 1 year period;
  MS Fund Class B shares: $178, $551 and $949 for the 1 year, 3 year and 5 year periods, respectively, and Class C shares: $178 for the 1 year period;
  WV Fund Class B shares: $160, $496 and $855 for the 1 year, 3 year and 5 year periods, respectively, and Class C shares: $160 for the 1 year period;
  National Fund Class B shares: $146, $452 and $782 for the 1 year, 3 year and 5 year periods, respectively, and Class C shares: $146 for the 1 year period; and
  Pro Forma Combined Fund Class B shares: $146, $452 and $782 for the 1 year, 3 year and 5 year periods, respectively, and Class C shares: $146 for the 1 year period.

REASONS FOR THE REORGANIZATION

The Reorganization has been considered by the ^ Boards of Trustees of the Trusts. In reaching the decision to recommend that the shareholders of the State Funds vote to approve the Reorganization, the Trustees, including the Independent Trustees^ , concluded that the Reorganization would be in the best interests of each Fund’s shareholders and that the interests of existing shareholders would not be diluted as a consequence thereof. In making this determination, the Trustees considered a number of factors, including the following:

  Objectives, Restrictions and Policies. The State Funds and National Fund have substantially similar investment objectives and policies. One distinction in their investment policies is that the State Funds are required to invest at least 75% of their assets in investment grade obligations, while National Fund is required to invest at least 65% of its assets in investment grade obligations. Currently, however, National Fund has over 90% of its net assets invested in investment grade obligations. Investment grade obligations are those rated at least BBB by Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”). While the Funds have identical policies with respect to the maturity of the obligations they will acquire, the National Fund historically has had longer average durations and longer average maturities than the State Funds. Also, because of its much larger size than each of the State Funds, the National Fund has had more opportunities to invest in tender option bond investments than the State Funds. For these reasons, the National Fund may have a slightly higher risk profile than the State Funds.

The National Fund is broadly diversified with minimal concentration risk. In contrast, each State Fund’s portfolio is highly concentrated in obligations issued by issuers in its respective state. The Reorganization would substantially reduce each State Fund’s shareholders’ exposure to issuers in that state. The Funds’ fundamental and non-fundamental investment restrictions are substantially the same, although some are worded differently. As a fundamental investment restriction, National Fund is a diversified fund, while the State Funds are registered as non-diversified funds.

•  Effect on Fund Fees, Expenses and Services. The National Fund is significantly larger than each State Fund. As described above and excluding Interest Expense associated with inverse floater securities transactions, the National Fund has a lower total expense ratio than each State Fund^ , which the ^ State Fund ^ shareholders are expected to benefit from as ^ a ^ result of the Reorganization.

On a pro forma basis assuming the consummation of the Reorganization on March 31, 2009, the total fund expenses payable by former HI Fund, MS Fund and WV Fund shareholders (excluding Interest Expense as described above) would be 0.^ 25%, 0.^ 32% and 0.^ 14% lower, respectively, after the Reorganization. National Fund’s total expenses following the Reorganization would be slightly reduced by a de minimus amount.

• Tax Consequences. The State Funds will seek to obtain an opinion of counsel that the Reorganization will be tax-free for federal income tax purposes. As such, the State Funds’ shareholders will not recognize a taxable gain or loss on the receipt of shares of the National Fund in liquidation of their ^ interests in ^ the State Funds. Their tax basis in National Fund shares received in the Reorganization will be the same as their tax basis in their respective State Fund shares, and the tax holding period will be the same. National Fund’s tax basis for the assets received in the Reorganization will be the same as the respective State Fund’s basis immediately before the Reorganization, and National Fund’s tax holding period for those assets will include each such State Fund’s holding period. Furthermore, it is not anticipated that the Reorganization will preclude utilization of any of the capital loss carryovers of any Fund. Shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. For more information, see “Information About the Reorganization – Federal Income Tax Consequences.”

• Relative Performance. The National Fund outperformed each State Fund (except MS Fund) on a total return basis for the ten-year period ended March 31, 2009, while the State Funds outperformed National Fund for the one-year, three-year and five-year periods then ended. The underperformance of the National Fund is attributable to its relatively longer duration and historic anomalies that occurred in the credit markets in late 2008. As of March 31, 2009, the yields and distribution rate of the National Fund ^ are markedly higher than each of the State Funds:

	HI Fund	MS Fund	WV Fund	National Fund
30-day yield	3.87%	4.11%	4.72%	6.29%
Tax-equivalent yield*	6.49%	6.65%	7.76%	9.68%
Distribution rate	4.45%	4.79%	4.78%	6.45%

*	Tax-equivalent yield is adjusted for both state and federal income taxes in the case of the State Funds. National Fund tax-equivalent yields are adjusted for federal income tax only.
  Economies of Scale and Other Potential Benefits. After the Reorganization, the combined fund will offer economies of scale that may lead to lower per share expenses for shareholders. Such economies may be realized with respect to printing fees, costs for legal, auditing, custodial and administrative services, and miscellaneous fees. In addition, the greater asset size of the combined fund may allow it, relative to the State Funds, to obtain better net prices on securities trades and achieve greater diversification of portfolio holdings.
  No Dilution. After the Reorganization, each former shareholder of the State Funds will own shares of National Fund equal to the aggregate value of his or her State Fund shares immediately prior to the

  Reorganization. Because shares of National Fund will be issued at the per share net asset value of the Fund in exchange for the assets of each State Fund, that, net of the liabilities of the State Fund assumed by National Fund, will equal the aggregate value of those shares, the net asset value per share of National Fund will be unchanged. Thus, the Reorganization will not result in any dilution to shareholders.
  Terms of the Plan. The Trustees considered the terms and conditions of the Plan and the costs associated with the Reorganization, the first $50,000 thereof to be borne by the Funds’ investment adviser, Boston Management and Research (“BMR”), or an affiliate thereof, and the remaining costs thereof to be borne by the State Funds.
  Impact on Eaton Vance Management (“EVM” or “Eaton Vance”). EVM and its affiliates, including BMR and EVD, will continue to collect advisory and distribution and service fees on State Fund assets acquired by the National Fund pursuant to the Reorganization. In the case of advisory fees, EVM would collect fees on the State Funds’ assets at the incremental advisory fee rate (0.30%^ annually) applicable to the National Fund assuming the Reorganization occurred on March 31, 2009. At current asset levels, the Reorganization would result in approximately $76,800 in increased fee revenue annually to EVM. With respect to the service fees that are payable by Class A, Class B and Class C shares of each State Fund, EVD will receive a 0.05% higher fee on these State Fund assets after the Reorganization. However, with respect to assets that are over one year old, such fee will be paid to financial intermediaries and will not be retained by EVD.

The Boards of Trustees of the Trusts believe that the proposed Reorganization is in the best interest of shareholders of each Fund and recommend that each State Fund’s shareholders vote for the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

At a meeting held on April 27, 2009, the Boards of Trustees of the Trusts approved the Plan in the form set forth as Appendix A to this Proxy Statement/Prospectus. The summary of the Plan is not intended to be a complete statement of all material features of the Plan and is qualified in its entirety by reference to the full text of the Plan attached hereto as Appendix A.

Agreement and Plan of Reorganization. The Plan provides that, at the Closing, the ^ respective Trust shall transfer all of the assets of the relevant State Fund^ and assign all liabilities to National Fund, and National Fund shall acquire such assets and shall assume such liabilities upon delivery by National Fund to the State Funds on the Closing date of Class A, Class B and Class C National Fund shares (including, if applicable, fractional shares). The value of Class A, Class B and Class C shares issued to the ^ State ^ Fund by National Fund will be the same as the value of Class A, Class B and Class C shares that the State ^ Fund has outstanding on the Closing date. The National Fund shares received by the State ^ Fund will be distributed to the ^ State ^ Fund’s shareholders, and each ^ such shareholder will receive shares of the corresponding class of National Fund equal in value to those of the ^ State Fund held by ^ the shareholder.

National Fund will assume all liabilities, expenses, costs, charges and reserves of the State ^ Fund on the Closing date. At or prior to the Closing, ^ the State Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the State Fund’s shareholders all of the State Fund’s investment company taxable income, net tax-exempt interest income, and net capital gain, if any, realized (after reduction for any available capital loss carry-forwards) in all taxable years ending at or prior to the Closing.

At, or as soon as practicable after the Closing, ^ the State Fund shall liquidate and distribute pro rata to its shareholders of record as of the close of trading on the New York Stock Exchange on the Closing date the full and fractional National Fund Class A, Class B and Class C shares equal in value to the State Fund shares exchanged. Such liquidation and distribution will be accomplished by the establishment of shareholder accounts on the share records of National Fund in the name of each shareholder of the State Fund^ , representing the respective pro rata number of full and fractional National Fund Class A, Class B and Class C shares due such shareholder. All of National Fund’s future distributions attributable to the shares issued in the Reorganization will be paid to shareholders in cash or invested in additional shares of National Fund at the price in effect as described in the National Fund’s prospectus on the respective payment dates in accordance with instructions previously given by the shareholder to the Funds’ transfer agent.

The consummation of the Plan is subject to the conditions set forth therein. Notwithstanding approval by shareholders of the State Fund^ , the Plan may be terminated at any time prior to the consummation of the Reorganization without liability on the part of either party or its respective officers, trustees or shareholders, by either party on written notice to the other party if certain specified representations and warranties or conditions have not been performed or do not exist on or before December 31, 2009. The Plan may be amended by written agreement of its parties without approval of shareholders and a party may waive without shareholder approval any default by the other or any failure to satisfy any of the conditions to its obligations; provided, however, that following the joint Special Meeting, no such amendment or waiver may have the effect of changing the provision for determining the number of National Fund shares to be issued to the State ^ Fund’s shareholders to the detriment of such shareholders without their further approval.

Costs of the Reorganization. The State Funds will collectively bear the costs of the Reorganization, including legal, printing, mailing and solicitation costs, provided that the Funds’ investment adviser, or an affiliate thereof, has agreed to bear the first $50,000 of total Reorganization costs. The costs of the Reorganization are estimated at approximately $55,000 per State Fund.

Description of National Fund Shares. Full and fractional Class A, Class B and Class C shares of National Fund will be distributed to the State Funds’ shareholders in accordance with the procedures under the Plan as described above. Each National Fund share will be fully paid, non-assessable when issued and transferable without restrictions and will have no preemptive or cumulative voting rights and have only such conversion or exchange rights as the ^ Trustees ^ may grant in ^ their discretion.

^ Federal Income Tax Consequences. It is expected that the Reorganization will qualify as a tax-free transaction under Section 368(a) of the Internal Revenue Code, which is expected to be confirmed by the legal opinion of K&L Gates LLP at the Closing. Accordingly, shareholders of each State Fund will not recognize any capital gain or loss and the State Funds’ assets and capital loss carry-forwards should be transferred to National Fund without recognition of gain or loss.

It is possible, however, that the Reorganization may fail to satisfy all of the requirements necessary for tax-free treatment, in which event the transaction will nevertheless proceed on a taxable basis. In this event, the Reorganization will result in the recognition of gain or loss to the State Funds’ shareholders depending upon their tax basis (generally, the original purchase price) for their State Fund shares, which includes the amounts paid for shares issued in reinvested distributions, and the net asset value of shares of National Fund received in the Reorganization. Shareholders of the State Funds would, in the event of a taxable transaction, receive a new tax basis in the shares they receive of National Fund (equal to their initial value) for calculation of gain or loss upon their ultimate disposition and would start a new holding period for such shares.

Shareholders should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders should also consult their tax advisers as to state and local tax consequences, if any.

Capitalization. The following table (which is unaudited) sets forth the capitalization of each State Fund and National Fund (excluding Class I shares) as of May 31, 2009, and on a pro forma basis as of that date giving effect to the proposed acquisition of assets of each State Fund at net asset value.

	Net Assets	Net Asset Value per Share	Shares Outstanding
HI Fund
Class A	$14,533,051	$8.^ 33	1,743,683
Adjustments*	-34,474	$-0.02
Class B	2,518,249	$8.45	297,984
Adjustments*	-5,965	$-0.02
Class C	234,179	$8.46	27,695
Adjustments*	-555	$-0.02
Total	$17,^ 285,479		2,069,362
Adjustments*	-40,994
Total	$17,^ 244,485

MS Fund
Class A	$13,150,061	$8.71	1,509,447
Adjustments*	-36,511	$-0.02
Class B	1,773,269	$8.91	198,959
Adjustments*	-4,924	$-0.02
Class C	414,589	$8.92	46,476
Adjustments*	-1,151	$-0.02
Total	$15,337,919		1,754,882
Adjustments*	-42,586
Total	$15,295,333

WV Fund

Class A	$24,654,540	$8.45	2,917,386
Adjustments*	-26,589	$-0.01
Class B	4,009,315	$8.62	465,043
Adjustments*	-4,324	$-0.01
Class C	470,025	$8.64	54,418
Adjustments*	-507	$-0.01
Total	$29,133,880		3,436,847
Adjustments*	-31,420
Total	$29,102,460

National Fund
Class A	$4,200,316,697	$8.93	470,348,687
Class B	153,191,135	$8.93	17,145,796
Class C	1,173,152,586	$8.93	131,302,165
Total	$5,526,660,418		618,796,648

Pro Forma Combined After Reorganization
Class A	$4,252,^ 556,775	$8.93	476,211,806
Class B	161,476,755	$8.93	18,075,340
Class C	1,174,269,166	$8.93	131,427,450
Total	$5,588,^ 302,696		625,714,596

*	The State Funds will bear the expenses of the Reorganization including those as described in “How Will Proxies be Solicited and Tabulated?” below.

Performance Information. The following bar charts and tables provide information about HI Fund, MS Fund, WV Fund and National Fund’s performance for each of the past ten calendar years through December 31, 2008. The returns in the bar charts are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The tables contain returns for Class A, Class B and Class C shares and a comparison to the performance of two national indices of municipal bonds. Returns in the tables for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the ten years ended December 31, 2008, the highest quarterly total return for Class B was 5.72% for the quarter ended December 31, 2002, and the lowest quarterly return was -9.87% for the quarter ended December 31, 2008. The HI Fund’s year-to-date total return before taxes through the end of the most recent calendar quarter (December 31, 2008 to June 30, 2009) for Class A, Class B and Class C shares was ^ 13.38%, 12.82% and ^ 12.95%, respectively. For the 30 days ended June 30, 2009, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of ^ 40.36^ %) for Class A shares were ^ 3.48% and ^ 5.84%, respectively, for Class B shares were ^ 2.90% and ^ 4.86%, respectively, and for Class C shares were ^ 2.91% and ^ 4.88%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current information call 1-800-262-1122 Monday through Friday, 8:00 a.m. to ^ 6:00 p.m. Eastern time.

During the ten years ended December 31, 2008, the highest quarterly total return for Class B was 3.85% for the quarter ended September 30, 2002, and the lowest quarterly return was -8.35% for the quarter ended December 31, 2008. The MS Fund’s year-to-date total return before taxes through the end of the most recent calendar quarter (December 31, 2008 to June 30, 2009) for Class A, Class B and Class C shares was ^ 13.21%, 12.80% and ^ 12.66%, respectively. For the 30 days ended June 30, 2009, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of ^ 38.25^ %) for Class A shares were ^ 4.47% and ^ 7.24%, respectively, for Class B shares were ^ 3.94% and ^ 6.38%, respectively, and for Class C shares were ^ 3.94% and ^ 6.38%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current information call 1-800-262-1122 Monday through Friday, 8:00 a.m. to ^ 6:00 p.m. Eastern time.

During the ten years ended December 31, 2008, the highest quarterly total return for Class B was 5.44% for the quarter ended December 31, 2000, and the lowest quarterly return was -12.29% for the quarter ended December 31, 2008. The WV Fund’s year-to-date total return before taxes through the end of the most recent calendar quarter (December 31, 2008 to June 30, 2009) for Class A, Class B and Class C shares was ^ 19.63%, 19.12% and ^ 19.10%, respectively. For the 30 days ended June 30, 2009, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of ^ 39.23^ %) for Class A shares were ^ 4.24% and ^ 6.98%, respectively, for Class B shares were ^ 3.69% and ^ 6.07%, respectively, and for Class C shares were ^ 3.70% and ^ 6.09%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current information call 1-800-262-1122 Monday through Friday, 8:00 a.m. to ^ 6:00 p.m. Eastern time.

During the ten years ended December 31, 2008, the highest quarterly total return for Class B was 7.41% for the quarter ended September 30, 2002, and the lowest quarterly return was -18.97% for the quarter ended December 31, 2008. The National Fund’s year-to-date total return before taxes through the end of the most recent calendar quarter (December 31, 2008 to June 30, 2009) for Class A, Class B and Class C shares was ^ 24.70%, 24.24% and ^ 24.24%, respectively. For the 30 days ended June 30, 2009, the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 35.00%) for Class A shares were ^ 5.88% and ^ 9.05%, respectively, for Class B shares were ^ 5.42% and ^ 8.34%, respectively, and for Class C shares were ^ 5.42% and ^ 8.34%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current information call 1-800-262-1122 Monday through Friday, 8:00 a.m. to ^ 6:00 p.m. Eastern time.

HI Fund Average Annual Total Return	Investment Period
	One Year	Five Years	Ten Years
Class A Return Before Taxes	-21.34%	-2.52%	1.13%
Class B Return Before Taxes	-21.99%	-2.58%	0.88%
Class B Return After Taxes on Distributions	-22.00%	-2.61%	0.85%
Class B Return After Taxes on Distributions and the Sale of Class B	-13.10%	-1.58%	1.34%
Shares
Class C Return Before Taxes*	-18.74%	-2.26%	0.88%
Barclays Capital Municipal Bond Index (reflects no deduction for fees,
expenses or taxes)	-2.47%	2.71%	4.26%
Barclays Capital Long (22+) Municipal Bond Index (reflects no deduction
for fees, expenses or taxes)	-14.68%	0.82%	3.35%

*	The Class C performance prior to the inception of HI Fund Class C shares on October 1, 2007 is the performance of Class B shares adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes).

MS Fund Average Annual Total Return	Investment Period
	One Year	Five Years	Ten Years
Class A Return Before Taxes	-17.36%	-1.22%	1.76%
Class B Return Before Taxes	-18.10%	-1.30%	1.50%
Class B Return After Taxes on Distributions	-18.12%	-1.31%	1.49%
Class B Return After Taxes on Distributions and the Sale of Class B	-10.54%	-0.49%	1.89%
Shares
Class C Return Before Taxes*	-14.68%	-0.95%	1.51%
Barclays Capital Municipal Bond Index (reflects no deduction for fees,
expenses or taxes)	-2.47%	2.71%	4.26%
Barclays Capital Long (22+) Municipal Bond Index (reflects no deduction
for fees, expenses or taxes)	-14.68%	0.82%	3.35%

*	The Class C performance prior to the inception of MS Fund Class C shares on December 4, 2007 is the performance of Class B shares adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes).

WV Fund Average Annual Total Return	Investment Period
	One Year	Five Years	Ten Years
Class A Return Before Taxes	-25.11%	-3.32%	0.72%
Class B Return Before Taxes	-25.65%	-3.39%	0.47%
Class B Return After Taxes on Distributions	-25.66%	-3.40%	0.46%
Class B Return After Taxes on Distributions and the Sale of Class B	-15.45%	-2.20%	1.04%
Shares
Class C Return Before Taxes*	-22.54%	-3.05%	0.48%
Barclays Capital Municipal Bond Index (reflects no deduction for fees,
expenses or taxes)	-2.47%	2.71%	4.26%
Barclays Capital Long (22+) Municipal Bond Index (reflects no deduction
for fees, expenses or taxes)	-14.68%	0.82%	3.35%

*	The Class C performance prior to the inception of WV Fund Class C shares on December 4, 2007 is the performance of Class B shares adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes).

National Fund Average Annual Total Return	Investment Period
	One Year	Five Years	Ten Years
Class A Return Before Taxes	-34.32%	-4.18%	0.44%
Class B Return Before Taxes	-34.88%	-4.24%	0.34%
Class B Return After Taxes on Distributions	-34.89%	-4.24%	0.33%
Class B Return After Taxes on Distributions and the Sale of Class B	-21.20%	-2.67%	1.15%
Shares
Class C Return Before Taxes	-32.28%	-3.95%	0.16%
Barclays Capital Municipal Bond Index (reflects no deduction for fees,
expenses or taxes)	-2.47%	2.71%	4.26%
Barclays Capital Long (22+) Municipal Bond Index (reflects no deduction
for fees, expenses or taxes)	-14.68%	0.82%	3.35%

The average annual total returns in the tables above reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B and Class C. Barclays Capital Municipal Bond Index (formerly, Lehman Brothers Municipal Bond Index) is an unmanaged index of municipal bonds. Barclays Capital Long (22+) Municipal Bond Index (formerly, Lehman Brothers Municipal Bond Long 22+ Index) is the long bond component of the Barclays Capital Municipal Bond Index. Investors cannot invest directly in an Index. (Source for Barclays Capital Municipal Bond Index and Barclays Capital Long (22+) Municipal Bond Index is Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Funds’ past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Funds’ current performance may be lower or higher than the quoted return. For the Funds’ performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management’s Discussion of Fund Performance. The total returns of National Fund and the factors that materially affected its performance during the most recent fiscal year and semiannual period are contained in its Annual Report dated September 30, 2008 and Semiannual Report dated March 31, 2009, both of which are incorporated by reference into this Proxy Statement/Prospectus and relevant portions of which are attached hereto as Appendix B.

The performance of HI Fund is described under the caption “Performance Information and Portfolio Composition” in the Annual Report of HI Fund for the year ended January 31, 2009 which was previously mailed to HI Fund shareholders and is incorporated by reference into this Proxy Statement/Prospectus. The performance of MS Fund and WV Fund are described under the same caption as the HI Fund in the Annual Report of MS Fund and WV Fund for the year ended September 30, 2008 and Semiannual Report dated March 31, 2009, both of which were previously mailed to MS Fund and WV Fund shareholders and are incorporated by reference into this Proxy Statement/Prospectus.

     ^ HOW DO THE BUSINESS, INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND POLICIES OF THE STATE FUNDS COMPARE TO THAT OF THE NATIONAL FUND?

Below is a summary comparing the business, investment objectives, principal investment strategies and policies of the State Funds and the National Fund. Each Fund’s current prospectus contains a detailed discussion of each Fund’s respective investment strategies and other investment policies.

The National Fund is a diversified fund and has an investment restriction to that effect. The State Funds are registered as non-diversified funds.

	HI Fund	MS Fund	WV Fund	National Fund

Business	A non-diversified series of Eaton Vance Municipals Trust II.	A non-diversified series of Eaton Vance Municipals Trust.	Same as MS Fund.	A diversified series of Eaton Vance Municipals Trust.
Investment	Seeks to provide current income exempt from regular federal income tax and Hawaii state individual income taxes.	Seeks to provide current income exempt from regular federal income tax and Mississippi state personal income taxes.	Seeks to provide current income exempt from regular federal income tax and West Virginia state personal income taxes.	Seeks to provide current income exempt from regular federal income tax.
Objective

	HI Fund	MS Fund	WV Fund	National Fund
80% Investment	Under normal market	Under normal market	Under normal market	Under normal market
Policy	conditions, invests at	conditions, invests at	conditions, invests at least	conditions, invests at
	least 80% of its net	least 80% of its net	80% of its net assets in	least 80% of its net
	assets in municipal	assets in municipal	municipal obligations, the	assets in municipal
	obligations, the interest	obligations, the interest	interest on which is	obligations, the interest
	on which is exempt from	on which is exempt from	exempt from regular	on which is exempt
	regular federal income	regular federal income	federal income tax and	from regular federal
	tax and from Hawaii	tax and from Mississippi	from West Virginia state or	income tax.
	state or local income or	state or local income or	local income or other
	other taxes.	other taxes.	taxes.
Investment	Primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but may also
Policies	invest in lower rated obligations. The Fund normally invests in municipal obligations with maturities of ten
(Same for all	years or more.
Funds)
Investment	At least 75% of net	Same as HI Fund.	Same as HI Fund.	At least 65% of net
Grade Securities	assets will normally be			assets will normally be
	invested in municipal			invested in municipal
	obligations rated at least			obligations rated at
	investment grade at the			least investment grade
	time of investment.			at the time of
investment.
Concentration	May invest 25% or more of its total assets in municipal obligations in the same sector (such as leases,
(Same for all	housing finance, public housing, municipal utilities, hospital and health facilities or industrial development).
Funds)	This may make the Fund more susceptible to adverse economic, political or regulatory occurrences or adverse court decisions affecting a particular sector.
Borrowing	May borrow up to one-third of its total assets (including borrowings), but it will not borrow more than 5% of
(Same for all	the value of its total assets except to satisfy redemption requests or for other temporary purposes.
Funds)
Derivative	May purchase derivative instruments, which derive their value from another instrument, security or index,
Instruments	including the inverse floaters described below. May also purchase and sell various kinds of financial futures
(Same for all	contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of
Funds)	portfolio securities. May also enter into interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument.
Tender option	The Fund may invest in residual interests of a trust (the “trust”) that holds municipal securities (“tender
bonds (“TOBs”)	option bonds”). The trust will also issue floating rate notes (“Floating Rate Notes”) to third parties that may
(Same for all	be senior to the Fund’s residual interest. The Fund receives interest payments on TOBs that bear an inverse
Funds)	relationship to the interest rate paid on the Floating Rate Notes (“inverse floaters”). Typically, the Fund will sell a municipal bond to the trust to create the TOB. TOBs may also be purchased in secondary market transactions. The Fund may use TOBs to create investment leverage. As a result of Financial Accounting
Standards Statement No. 140 (“FAS 140”), interest paid by the trust to the Floating Rate Note holders may be reflected as income in the Fund’s financial statements with an offsetting expense for the interest paid by the trust to the Floating Rate Note holders. The Fund will hold the TOB residuals and may use the proceeds of the sale of TOB floaters for investment purposes. The TOB floaters are subject to a liquidity backstop financing facility provided by a major financial institution.

	HI Fund	MS Fund	WV Fund	National Fund
Illiquid	May not own illiquid securities if more than 15% of its net assets would be invested in securities that are not
Securities	readily marketable.
(Same for all
Funds)
Investment	Boston Management and Research (“BMR”), a subsidiary of Eaton Vance, with offices at Two International
Adviser	Place, Boston, MA 02110, is the Fund’s investment adviser.
(Same for all
Funds)
Administrator	Eaton Vance
(Same for all
Funds)
Portfolio	Robert B. MacIntosh	Craig R. Brandon	Adam A. Weigold	Thomas M. Metzold
Managers	• Vice President, Eaton	• Vice President, Eaton	• Vice President, Eaton	• Vice President, Eaton
	Vance and BMR	Vance and BMR	Vance and BMR	Vance and BMR
	• Portfolio manager	• Portfolio manager	• Portfolio manager since	• Portfolio manager
	since inception	since September 13,	October 1, 2007	since December 17,
		2004		1993
Distributor		Eaton Vance Distributors, Inc.
(Same for all
Funds)

PRINCIPAL RISK FACTORS

Generally. As discussed above, the Funds have substantially similar investment objectives and policies and, as such, are subject to substantially similar types of risks. See “Investment Objective & Principal Policies and Risks” in the National Fund Prospectus for a description of the principal risks of investing in the Funds.

Principal Differences between the State Funds and the National Fund^ . Although each State Fund and the National Fund have identical policies with respect to the maturity of the obligations they will acquire, the National Fund historically has had a longer average duration and longer average maturity than the State Funds. Also, because of its much larger size than each of the State Funds, the National Fund has had more opportunities to invest in TOBs than the State Funds. For these reasons, the National Fund may have a higher risk profile than the State Funds.

The duration of a municipal obligation measures the sensitivity of its price to interest rate movements, and obligations with longer maturities are more sensitive to changes in interest rates than short-term obligations. A fund with a longer average duration and maturity may carry more risk and have higher price volatility than a fund with lower average duration and maturity. TOBs involve leverage risk and will involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate paid to the Floating Rate Note holders inversely affects the interest paid on the inverse floater, the value and income of an inverse floater are generally more volatile than that of a fixed rate bond. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

General. HI Fund is a separate series of Eaton Vance Municipals Trust II, a Massachusetts business trust governed by a Declaration of Trust dated October 24, 1993, as amended from time to time, and by applicable Massachusetts law. MS Fund, WV Fund and National Fund are each a separate series of Eaton Vance Municipals Trust, a Massachusetts business trust governed by an Amended and Restated Declaration of Trust dated January 11, 1993, as amended from time to time, and by applicable Massachusetts law.

Shareholder Liability. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust, including its other series. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the trust and other series of the trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the trust or the trustees. Indemnification out of the trust property for all losses and expenses of any shareholder held personally liable by virtue of his or her status as such for the obligations of the trust is provided for in the Declaration of Trust and By-Laws. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be remote because it is limited to circumstances in which the respective disclaimers are inoperative and the series would be unable to meet their respective obligations.

Copies of each Declaration of Trust may be obtained from the respective Trust upon written request at its principal office or from the Secretary of the Commonwealth of Massachusetts.

INFORMATION ABOUT THE FUNDS

Information about National Fund is included in the current National Fund Prospectus, a copy of which is included herewith and incorporated by reference herein. Additional information about National Fund is included in the National Fund SAI, which has been filed with the SEC and is incorporated by reference herein. Information concerning the operation and management of the State Funds is incorporated herein by reference from the State Fund Prospectuses and State Fund SAIs. Copies may be obtained without charge on Eaton Vance’s website at www.eatonvance.com, by writing Eaton Vance Distributors, Inc., Two International Place, Boston, MA 02110 or by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern time.

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

The Trusts, on behalf of their respective Funds, are currently subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file proxy material, reports and other information with the SEC. These reports can be inspected and copied at the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, as well as at the following regional offices: New York Regional Office, 3 World Financial Center, Suite 400, New York, NY 10281-1022; and Chicago Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549 at prescribed rates.

Householding: One Proxy Statement/Prospectus may be delivered to multiple shareholders at the same address unless you request otherwise. You may request that we do not household proxy statements and/or obtain additional copies of the Proxy Statement/Prospectus by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern time or writing to Eaton Vance Management, Attn: Proxy Coordinator – Mutual Fund Operations, Two International Place, Boston, ^ MA 02110.

^ VOTING INFORMATION

What is the Vote Required to Approve the Proposal?

The shareholders of HI Fund, MS Fund and WV Fund will vote separately to approve or disapprove of the Reorganization of their Fund into National Fund. Approval of the Reorganization by shareholders of the other State Funds is not required for either of HI Fund, MS Fund or WV Fund to consummate the Reorganization. If one or more of the State Funds does not receive shareholder approval for the Reorganization, the Reorganization will nonetheless be effective for those of the State Funds that do receive shareholder approval for the Reorganization.

The affirmative vote of the holders of a majority of a Fund’s outstanding shares, as defined in the 1940 Act, is required to approve the Plan for that Fund. Such “majority” vote is the vote of the holders of the lesser of (a) 67% or more of the shares of the Fund present or represented by proxy at the joint Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) 50% of the outstanding shares of the Fund. Class A, Class B and Class C shareholders of a Fund will vote together as a single group for that Fund. For each Fund, approval of the Plan by its shareholders is a condition of the consummation of the Reorganization^ .

How Do I Vote in Person?

If you do attend the joint Special Meeting and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote. Please call ^ your Fund at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern time if you plan to attend the joint Special Meeting. If you plan to attend the joint Special Meeting in person, please be prepared to present photo identification.

How Do I Vote By Proxy?

Whether you plan to attend the joint Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the joint Special Meeting and vote.

If you properly fill in and sign your proxy card and send it to us in time to vote at the joint Special Meeting, your “proxy” (the individual named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the proposal and in accordance with management’s recommendation on other matters.

If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of your Fund before the joint Special Meeting that you have revoked your proxy; such notice must be in writing and sent to the Secretary of your Fund at the address set forth on the cover page of this Proxy Statement/Prospectus. In addition, although merely attending the joint Special Meeting will not revoke your proxy, if you are present at the joint Special Meeting you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the joint Special Meeting in the discretion of the proxies or their substitutes.

How Will Proxies be Solicited and Tabulated?

The expense of preparing, printing and mailing this Proxy Statement/Prospectus and enclosures and the costs of soliciting proxies on behalf of the State Funds’ Boards of Trustees will be borne by each respective State Fund, with a portion thereof borne by the Funds’ investment adviser. Proxies will be solicited by mail and may be solicited in person or by telephone, facsimile or other electronic means by officers of the State Funds, by personnel of Eaton Vance, by the State Funds’ transfer agent, PNC Global Investment Servicing, by broker-

dealer firms or by a professional solicitation organization. The State Funds ^ have retained The Altman Group to assist in the solicitation of proxies, for which the State Funds will pay an estimated fee of approximately $10,000, including out-of-pocket expenses. The expenses connected with the solicitation of this proxy and with any further proxies which may be solicited by the State Funds’ officers, by Eaton Vance personnel, by the transfer agent, by broker-dealer firms or by The Altman Group, in person, or by telephone, by telegraph, by facsimile or other electronic means, will be borne by the State Funds, with a portion thereof borne by the Funds’ investment adviser. A written proxy may be delivered to the State Funds or ^ their transfer agent prior to the meeting by facsimile machine, graphic communication equipment or other electronic transmission. The State Funds will reimburse banks, broker-dealer firms, and other persons holding shares registered in their names or in the names of their nominees, for their expenses incurred in sending proxy material to and obtaining proxies from the beneficial owners of such shares. Total estimated costs of the Reorganization are approximately $55,000 per Fund.

Shareholders also may choose to give their proxy votes by telephone rather than return their proxy cards. Please see the proxy card for details. The State Funds may arrange for Eaton Vance, its affiliates or agents to contact shareholders who have not returned their proxy cards and offer to have votes recorded by telephone. If the State Funds record votes by telephone, they will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. If the enclosed proxy card is executed and returned, or a telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the relevant State Fund, by the execution of a later-dated proxy card, by the relevant State Fund’s receipt of a subsequent valid telephonic vote, or by attending the meeting and voting in person.

All proxy cards solicited by the Boards of Trustees that are properly executed and telephone votes that are properly delivered and received by the Secretary prior to the meeting, and which are not revoked, will be voted at the meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on the proxy card, it will be voted FOR the matters specified on the proxy card. Abstentions and broker non-votes (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power) will be treated as shares that are present at the meeting, but which have not been voted. Accordingly, abstentions and broker non-votes will assist the State Funds in obtaining a quorum, but may have the effect of a “No” vote on the proposal.

How is a Quorum Determined and What Happens if There is an Adjournment?

With respect to each State Fund, what constitutes a quorum for purposes of conducting a valid shareholder meeting, such as the joint Special Meeting, is set forth in the respective Trust’s By-Laws. Under the By-Laws of each Trust, the presence, in person or by proxy, of a majority of the outstanding shares of a Fund is necessary to establish a quorum for that Fund.

If a quorum is not present with respect to a Fund at the joint Special Meeting, the persons named as proxies in the enclosed proxy card may propose to adjourn the meeting to permit further solicitation of proxies in favor of the proposal. A meeting, including the joint Special Meeting, may be adjourned one or more times. Each such adjournment requires the affirmative vote of the holders of a majority of the affected Fund’s shares that are present at the meeting, in person or by proxy. The persons named as proxies will vote in favor of or against, or will abstain with respect to, adjournment in the same proportions they are authorized to vote for or against, or to abstain with respect to, the proposal.

THE TRUSTEES OF THE TRUSTS, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMEND APPROVAL OF THE PLAN OF REORGANIZATION.

DISSENTERS RIGHTS

Neither the Declaration of Trust nor Massachusetts law grants the shareholders of the State Funds any rights in the nature of dissenters rights of appraisal with respect to any action upon which such shareholders may be entitled to vote; however, the normal right of mutual fund shareholders to redeem their shares (subject to any applicable contingent deferred sales charges) is not affected by the proposed Reorganization.

NATIONAL FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand National Fund’s financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all distributions at net asset value. Class I share information has not been included because Class I is not involved in the Reorganization. This information has been audited (except for the six months ended March 31, 2009) by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and National Fund’s financial statements are incorporated herein by reference and included in National Fund’s annual report, which is available on request.

	Six Months Ended			Year Ended
	March 31, 2009			September 30,
	(Unaudited)			2008			2007
	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C
Net asset value –
Beginning of period	$ 9.060	$ 9.060	$ 9.060	$ 11.490	$11.490	$ 11.490	$ 11.780	$11.780	$ 11.780

Income (loss) from
operations
Net investment income(1)	$ 0.265	$ 0.235	$ 0.235	$0.533	$ 0.454	$ 0.453	$ 0.521	$ 0.434	$ 0.431
Net realized and
unrealized gain (loss)	(0.904)	(0.907)	(0.907)	(2.431)	(2.435)	(2.434)	(0.290)	(0.290)	(0.287)
Total income (loss)
from operations	$ (0.639)	$ (0.672	$ (0.672)	$ (1.898)	$(1.981)	$ (1.981)	$ 0.231	$ 0.144	$ 0.144

Less distributions
From net investment
income	$ (0.271)	$ (0.238)	$ (0.238)	$ (0.532)	$(0.449)	$ (0.449)	$ (0.521)	$(0.434)	$ (0.434)
Total distributions	$ (0.271)	$ (0.238)	$ (0.238)	$ (0.532)	$(0.449)	$ (0.449)	$ (0.521)	$(0.434)	$ (0.434)

Contigent deferred
sales charges	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

Net asset value – End
of period	$ 8.150	$ 8.150	$ 8.150	$ 9.060	$ 9.060	$ 9.060	$ 11.490	$11.490	$ 11.490

Total Return(2)	(6.95)%(9)	(7.34)%(9)	(7.34)%(9)	(17.03)%	(17.69)%	(17.69)%	1.95%	1.20%	1.20%

Ratios/Supplemental
Data
Net assets, end of period
(000’s omitted)	$3,733,968	$138,722	$1,039,879	$3,987,956	$138,052	$1,143,256	$4,647,177	$173,176	$1,334,054
Ratios (As a percentage
of average daily net
assets):
Expenses excluding
interest and fees	0.74%(10)	1.49%(10)	1.49%(10)	0.64%	1.39%	1.39%	0.64%(5)	1.39%(5)	1.39%(5)
Interest and fee
expense(7)	0.38%(10)	0.38%(10)	0.38%(10)	0.46%	0.46%	0.46%	0.62%	0.62%	0.62%
Total expenses before
custodian fee reduction	1.12%(10)	1.87%(10)	1.87%(10)	1.10%	1.85%	1.85%	1.26%(5)	2.01%(5)	2.01%(5)
Expenses after
custodian fee
reduction excluding
interest and fees	0.73%(10)	1.48%(10)	1.48%(10)	0.63%	1.38%	1.38%	0.63%(5)	1.38%(5)	1.38%(5)
Net investment income	6.63%(10)	5.89%(10)	5.87%(10)	5.00%	4.25%	4.25%	4.44%	3.69%	3.68%
Portfolio Turnover of
the Portfolio(8)	-	-	-	-	-	-	-	-	-
Portfolio Turnover of
the Fund	21%(9)	21%(9)	21%(9)	64%	64%	64%	65%	65%	65%

	Year Ended
	September 30,
	2006			2005			2004
	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C
Net asset value –
Beginning of year	$ 11.270	$ 11.270	$ 11.270	$10.920	$10.920	$ 10.920	$ 10.840	$ 10.850	$ 10.840

Income (loss) from
operations
Net investment income(1)	$ 0.565	$ 0.478	$ 0.480	$0.574	$ 0.482	$ 0.486	$ 0.654	$ 0.598	$ 0.565
Net realized and unrealized
gain (loss)	0.478	0.480	0.478	0.355	0.364	0.360	0.079	0.063	0.087
Total income (loss) from
operations	$ 1.043	$ 0.958	$ 0.958	$0.929	$ 0.846	$ 0.846	$ 0.733	$ 0.661	$ 0.652

Less distributions
From net investment income	$ (0.533)	$ (0.448)	$ (0.448)	$(0.579)	$(0.496)	$ (0.496)	$ (0.653)	$(0.595)	$ (0.572)
Total distributions	$ (0.533)	$ (0.448)	$ (0.448)	$(0.579)	$(0.496)	$ (0.496)	$ (0.653)	$ (0.595)	$ (0.572)

Contingent deferred sales
charges	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ 0.004	$ -

Net asset value – End of
year	$ 11.780	$ 11.780	$ 11.780	$ 11.270	$ 11.270	$ 11.270	$ 10.920	$ 10.920	$10.920

Total Return(2)	9.50%	8.69%	8.69%	8.69%	8.15% (3)	7.99% (4)	6.94%	6.25%	6.15%

Ratios/Supplemental Data
Net assets, end of year
(000’s omitted)	$3,259,363	$140,593	$783,143	$2,147,435	$ 83,629	$388,276	$1,769,191	$ 29,577	$224,955
Ratios (As a percentage of
average daily net assets):
Expenses excluding interest
and fees	0.72%	1.47%	1.47%	0.77%(6)	1.52%(6)	1.52%(6)	0.79%(6)	1.17%(6)	1.53%(6)
Interest and fee expense(7)	0.61%	0.61%	0.61%	0.44%(6)	0.44%(6)	0.44%(6)	0.33%(6)	0.33%(6)	0.33%(6)
Total expenses before
custodian fee reduction	1.33%	2.08%	2.08%	1.21%(6)	1.96%(6)	1.96%(6)	1.12%(6)	1.50%(6)	1.86%(6)
Expenses after custodian fee
reduction excluding interest
and fees	0.71%	1.46%	1.46%	0.76%(6)	1.51%(6)	1.51%(6)	0.79%(6)	1.17%(6)	1.53%(6)
Net investment income	4.93%	4.17%	4.18%	5.14%	4.30%	4.35%	6.05%	5.44%	5.19%
Portfolio Turnover of the
Portfolio(8)	-	-	-	-	-	-	9%	9%	9%
Portfolio Turnover of the
Fund	58%	58%	58%	54%	54%	54%	-	-	-

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total return reflects an increase of 0.19% due to a change in the timing of the payment and reinvestment of distributions.
(4)	Total return reflects an increase of 0.10% due to a change in the timing of the payment and reinvestment of distributions.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.
(7)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I to the Fund’s audited financial statements, except for the six months ended March 31, 2009).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.
(9)	Not annualized.
(10)	Annualized.

HI FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand HI Fund’s financial performance for the past five years. (HI Fund’s fiscal year end is January 31. Each of the other State Fund’s and National Fund’s fiscal year end is September 30.) Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all distributions at net asset value. This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and HI Fund’s financial statements are incorporated herein by reference and included in HI Fund’s annual report, which is available on request.

	Year Ended
	January 31,
	2009			2008			2007
	Class A	Class B	Class C	Class A	Class B	Class C (3)	Class A	Class B
Net asset value – Beginning
of period	$ 9.370	$ 9.490	$ 9.490	$ 9.770	$ 9.890	$ 9.700	$ 9.670	$ 9.780

Income (loss) from
operations
Net investment income(1)	$ 0.376	$ 0.318	$ 0.297	$ 0.390	$ 0.324	$ 0.105	$ 0.406	$ 0.340
Net realized and unrealized
gain (loss)	(1.448)	(1.477)	(1.446)	(0.398)	(0.402)	(0.208)	0.096	0.102
Total income (loss) from
operations	$ (1.072)	$ (1.159)	$ (1.149)	$(0.008)	$(0.078)	$(0.103)	$ 0.502	$ 0.442

Less distributions
From net investment income	$ (0.388)	$ (0.321)	$ (0.321)	$(0.392)	$(0.322)	$(0.107)	$ (0.402)	$ (0.332)
Total distributions	$ (0.388)	$ (0.321)	$ (0.321)	$(0.392)	$(0.322)	$(0.107)	$ (0.402)	$ (0.332)

Net asset value – End of
period	$ 7.910	$ 8.010	$ 8.020	$ 9.370	$ 9.490	$ 9.490	$ 9.770	$ 9.890

Total Return(2)	(11.62)%	(12.37)%	(12.37)%	(0.09)%	(0.81)%	(1.06)%(4)	5.28%	4.58%

Ratios/Supplemental Data
Net assets, end of period
(000’s Omitted)	$ 14,319	$ 2,572	$ 116	$15,720	$ 3,872	$ 34	$ 13,856	$ 5,504
Ratios (As a percentage of
average daily net assets):
Expenses excluding
interest and fees	0.93%	1.67%	1.68%	0.83%(8)	1.58%(8)	1.58%(9)	0.82%	1.57%
Interest and fee expense(7)	0.14%	0.14%	0.14%	0.31%	0.31%	0.31%(9)	0.35%	0.35%
Total expenses before
custodian fee reduction	1.07%	1.81%	1.82%	1.14%(8)	1.89%(8)	1.89%(9)	1.17%	1.92%
Expenses after custodian
fee reduction excluding
interest and fees	0.90%	1.65%	1.65%	0.75%(8)	1.50%(8)	1.50%(9)	0.78%	1.53%
Net investment income	4.39%	3.65%	3.56%	4.06%	3.33%	3.26%(9)	4.16%	3.45%
Portfolio Turnover of the
Portfolio	-	-	-	-	-	-	-	-
Portfolio Turnover of the Fund	12%	12%	12%	20%	20%	20%(10)	28%	28%

	Year Ended
	January 31,
	2006		2005
	Class A	Class B	Class A	Class B
Net asset value – Beginning of year	$ 9.850	$ 9.970	$ 9.910	$ 10.040

Income (loss) from operations
Net investment income(1)	$ 0.408	$ 0.344	$ 0.444	$ 0.379
Net realized and unrealized gain (loss)	(0.172)	(0.187)	(0.069)	(0.083)
Total income (loss) from operations	$ 0.236	$ 0.157	$ 0.375	$ 0.296

Less distributions
From net investment income	$ (0.416)	$ (0.347)	$ (0.435)	$ (0.366)
Total distributions	$ (0.416)	$ (0.347)	$ (0.435)	$ (0.366)

Net asset value – End of year	$ 9.670	$ 9.780	$ 9.850	$ 9.970

Total Return(2)	2.46%(5)	1.62%(5)	3.91%	3.21% (6)

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 10,239	$ 6,681	$ 8,394	$ 10,063
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.88%	1.63%	0.80%(11)	1.55%(11)
Interest and fee expense(7)	0.18%	0.18%	0.10%(11)	0.10%(11)
Total expenses before custodian fee reduction	1.06%	1.81%	0.90%(11)	1.65%(11)
Expenses after custodian fee reduction excluding
interest and fees	0.86%	1.61%	0.79%(11)	1.54%(11)
Net investment income	4.20%	3.49%	4.55%	3.83%
Portfolio Turnover of the Portfolio(12)	-	-	19%	19%
Portfolio Turnover of the Fund	22%	22%	7%	7%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	For the period from the start of business, October 1, 2007, to January 31, 2008.
(4)	Not annualized.
(5)	During the year ended January 31, 2006, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.
(6)	Total return reflects an increase of 0.13% due to a change in the timing of the payment and reinvestment of distributions.
(7)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I to the Fund’s audited financial statements).
(8)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.
(9)	Annualized.
(10)	For the year ended January 31, 2008.
(11)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.
(12)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

MS FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand MS Fund’s financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all distributions at net asset value. This information has been audited (except for the six months ended March 31, 2009) by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and MS Fund’s financial statements are incorporated herein by reference and included in MS Fund’s annual report, which is available on request.

	Six Months Ended			Year Ended
	March 31, 2009			September 30,
	(Unaudited)			2008			2007
	Class A	Class B	Class C	Class A	Class B	Class C(1)	Class A	Class B
Net asset value –
Beginning of period	$ 8.620	$ 8.820	$ 8.820	$ 9.540	$ 9.760	$ 9.670	$ 9.690	$ 9.910

Income (loss) from
Operations
Net investment income(2)	$ 0.205	$ 0.179	$ 0.180	$ 0.397	$ 0.335	$ 0.276	$ 0.410	$ 0.345
Net realized and unrealized
gain (loss)	(0.384)	(0.397)	(0.398)	(0.917)	(0.940)	(0.850)	(0.155)	(0.155)
Total income (loss) from
Operations	$ (0.179)	$ (0.218	$(0.218)	$ (0.520)	$(0.605)	$(0.574)	$ 0.255	$ 0.190

Less distributions
From net investment income	$ (0.201)	$ (0.172)	$(0.172)	$ (0.400)	$(0.335)	$(0.276)	$ (0.405)	$ (0.340)
Total distributions	$ (0.201)	$ (0.172)	$(0.172)	$ (0.400)	$(0.335)	$(0.276)	$ (0.405)	$ (0.340)

Net asset value – End of
period	$ 8.240	$ 8.430	$ 8.430	$ 8.620	$ 8.820	$ 8.820	$ 9.540	$ 9.760

Total Return(3)	(2.04)%(4)	(2.24)%(4)	(2.44)%(4)	(5.64)%	(6.37)%	(6.07)% (4)	2.67%	1.94%

Ratios/Supplemental
Data
Net assets, end of period
(000’s omitted)	$ 12,792	$ 1,689	$ 310	$13,510	$2,035	$ 318	$14,635	$ 2,626
Ratios (As a percentage of
average daily net assets):
Expenses excluding
interest and fees	1.01%(8)	1.75%(8)	1.75%(8)	0.92%	1.67%	1.68%(8)	0.81%(10)	1.56%(10)
Interest and fee expense(6)	0.03%(8)	0.03%(8)	0.03%(8)	0.12%	0.12%	0.12%(8)	0.26%	0.26%
Total expenses before
custodian fee reduction	1.04%(8)	1.78%(8)	1.78%(8)	1.04%	1.79%	1.80%(8)	1.07%(10)	1.82%(10)
Expenses after custodian
fee reduction excluding
interest and fees	1.00%(8)	1.75%(8)	1.75%(8)	0.90%	1.65%	1.66%(8)	0.79%(10)	1.54%(10)
Net investment income	5.05%(8)	4.30%(8)	4.32%(8)	4.26%	3.51%	3.57%(8)	4.26%	3.50%
Portfolio Turnover of the
Portfolio(7)	-	-	-	-	-	-	-	-
Portfolio Turnover of the
Fund	11%(4)	11%(4)	11%(4)	23%	23%	23%(9)	16%	16%

	Year Ended
	September 30,
	2006		2005		2004
	Class A	Class B	Class A	Class B	Class A	Class B
Net asset value – Beginning of
Year	$ 9.610	$ 9.830	$ 9.720	$ 9.940	$ 9.840	$ 10.060

Income (loss) from operations
Net investment income(2)	$ 0.417	$ 0.354	$ 0.428	$ 0.365	$ 0.455	$ 0.393
Net realized and unrealized gain
(loss)	0.075	0.073	(0.099)	(0.100)	(0.116)	(0.119)
Total income (loss) from
operations	$ 0.492	$ 0.427	$ 0.329	$ 0.265	$ 0.339	$ 0.274

Less distributions
From net investment income	$ (0.412)	$ (0.347)	$ (0.439)	$ (0.375)	$ (0.459)	$ (0.394)
Total distributions	$ (0.412)	$ (0.347)	$ (0.439)	$ (0.375)	$ (0.459)	$ (0.394)

Net asset value – End of year	$ 9.690	$ 9.910	$ 9.610	$ 9.830	$ 9.720	$ 9.940

Total Return(3)	5.26%	4.44%	3.44%	2.86%(5)	3.54%	2.79%

Ratios/Supplemental Data
Net assets, end of year (000’s
omitted)	$ 15,154	$ 4,077	$ 12,901	$ 5,291	$ 11,379	$ 6,013
Ratios (As a percentage of
average daily net assets):
Expenses excluding interest and
fees	0.81%	1.56%	0.86%(11)	1.61%(11)	0.84%(11)	1.59%(11)
Interest and fee expense(6)	0.19%	0.19%	0.12%(11)	0.12%(11)	0.06%(11)	0.06%(11)
Total expenses before custodian
fee reduction	1.00%	1.75%	0.98%(11)	1.73%(11)	0.90%(11)	1.65%(11)
Expenses after custodian fee
reduction excluding interest
and fees	0.78%	1.53%	0.84%(11)	1.59%(11)	0.83%(11)	1.58%(11)
Net investment income	4.34%	3.61%	4.41%	3.68%	4.70%	3.93%
Portfolio Turnover of the
Portfolio(7)	-	-	-	-	15%	15%
Portfolio Turnover of the Fund	22%	22%	21%	21%	-	-

(1)	For the period from the start of business, December 4, 2007, to September 30, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I to the Fund’s audited financial statements, except for the six months ended March 31, 2009).
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.
(8)	Annualized.
(9)	For the Fund’s year ended September 30, 2008.
(10)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.02% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(11)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

WV FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand WV Fund’s financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all distributions at net asset value. This information has been audited (except for the six months ended March 31, 2009) by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and WV Fund’s financial statements are incorporated herein by reference and included in WV Fund’s annual report, which is available on request.

	Six Months Ended			Year Ended
	March 31, 2009			September 30,
	(Unaudited)			2008			2007
	Class A	Class B	Class C	Class A	Class B	Class C(1)	Class A	Class B
Net asset value –
Beginning of period	$ 8.210	$ 8.370	$ 8.390	$ 9.690	$ 9.870	$ 9.700	$ 9.870	$ 10.060

Income (loss) from
operations
Net investment income(2)	$ 0.199	$ 0.174	$ 0.174	$0.405	$ 0.345	$ 0.280	$ 0.402	$ 0.335
Net realized and unrealized
gain (loss)	(0.472)	(0.476)	(0.475)	(1.485)	(1.513)	(1.316)	(0.181)	(0.191)
Total income (loss) from
operations	$ (0.273)	$ (0.302)	$ (0.301)	$ (1.080)	$ (1.168)	$ (1.036)	$ 0.221	$ 0.144

Less distributions
From net investment income	$ (0.197)	$ (0.168)	$ (0.169)	$ (0.400)	$(0.332)	$(0.274)	$ (0.401)	$(0.334)
Total distributions	$ (0.197)	$ (0.168)	$(0.169)	$ (0.400)	$(0.332)	$(0.274)	$ (0.401)	$(0.334)

Net asset value – End of
Period	$ 7.740	$ 7.900	$ 7.920	$ 8.210	$ 8.370	$ 8.390	$ 9.690	$ 9.870

Total Return(3)	(3.26)%(4)	(3.55)%(4)	(3.42)%(4)	(11.46)%	(12.10)%	(10.99)% (4)	2.26%	1.43%

Ratios/Supplemental
Data
Net assets, end of period
(000’s omitted)	$ 22,417	$ 3,788	$ 429	$ 24,379	$ 4,406	$ 527	$25,703	$ 6,049
Ratios (As a percentage of
average daily net assets):
Expenses excluding
interest and fees	0.82%(8)	1.57%(8)	1.58%(8)	0.79%	1.54%	1.55%(8)	0.75%(10)	1.49%(10)
Interest and fee expense(6)	0.07%(8)	0.07%(8)	0.07%(8)	0.14%	0.14%	0.14%(8)	0.25%	0.25%
Total expenses before
custodian fee reduction	0.89%(8)	1.64%(8)	1.65%(8)	0.93%	1.68%	1.69%(8)	1.00%(10)	1.74%(10)
Expenses after custodian
fee reduction excluding
interest and fees	0.82%(8)	1.57%(8)	1.57%(8)	0.77%	1.52%	1.53%(8)	0.71%(10)	1.46%(10)
Net investment income	5.24%(8)	4.49%(8)	4.50%(8)	4.40%	3.67%	3.71%(8)	4.10%	3.35%
Portfolio Turnover of the
Portfolio(7)	-	-	-	-	-	-	-	-
Portfolio Turnover of the
Fund	5%(4)	5%(4)	5%(4)	15%	15%	15%(9)	31%	31%

	Year Ended
	September 30,
	2006		2005		2004
	Class A	Class B	Class A	Class B	Class A	Class B
Net asset value – Beginning of
year	$ 9.750	$ 9.930	$ 9.810	$10.000	$ 9.880	$ 10.080

Income (loss) from operations
Net investment income(2)	$ 0.415	$ 0.350	$ 0.434	$ 0.378	$ 0.462	$ 0.395
Net realized and unrealized gain (loss)	0.110	0.118	(0.053)	(0.073)	(0.081)	(0.087)
Total income (loss) from operations	$ 0.525	$ 0.468	$ 0.381	$ 0.305	$ 0.381	$ 0.308

Less distributions
From net investment income	$ (0.405)	$ (0.338)	$ (0.441)	$(0.375)	$(0.451)	$ (0.388)
Total distributions	$ (0.405)	$ (0.338)	$ (0.441)	$(0.375)	$(0.451)	$ (0.388)

Net asset value – End of year	$ 9.870	$ 10.060	$ 9.750	$ 9.930	$ 9.810	$ 10.000

Total Return(3)	5.53%	4.82%	3.95%	3.26% (5)	3.94%	3.09%

Ratios/Supplemental Data
Net assets, end of year (000’s
omitted)	$ 22,812	$ 7,002	$ 21,249	$ 8,287	$18,670	$ 8,550
Ratios (As a percentage of average
daily net assets):
Expenses excluding interest and fees	0.75%	1.50%	0.79%(11)	1.54%(11)	0.79%(11)	1.55%(11)
Interest and fee expense(6)	0.18%	0.18%	0.06%(11)	0.06%(11)	0.03%(11)	0.03%(11)
Total expenses before custodian fee
reduction	0.93%	1.68%	0.85%(11)	1.60%(11)	0.82%(11)	1.58%(11)
Expenses after custodian fee
reduction excluding interest and
fees	0.72%	1.47%	0.78%(11)	1.53%(11)	0.78%(11)	1.54%(11)
Net investment income	4.26%	3.53%	4.42%	3.78%	4.73%	3.91%
Portfolio Turnover of the Portfolio(7)	-	-	-	-	12%	12%
Portfolio Turnover of the Fund	20%	20%	21%	21%	-	-

(1)	For the period from the start of business, December 4, 2007, to September 30, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I to the Fund’s audited financial statements, except for the six months ended March 31, 2009).
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.
(8)	Annualized.
(9)	For the Fund’s year ended September 30, 2008.
(10)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(11)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

EXPERTS

The financial statements incorporated in this Proxy Statement/Prospectus by reference from each Fund’s Annual Report for the year ended September 30, 2008 (January 31, 2009 in the case of HI Fund) on Form N-CSR have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this ____ day of ___________, 2009, by and among _________________________ (“_________________Trust”), a Massachusetts business trust, on behalf of its series Eaton Vance _______________ Fund (the “Acquired Fund”), and Eaton Vance Municipals Trust, on behalf of its series Eaton Vance National Municipals Fund (“National Fund”).

WITNESSETH

     WHEREAS, _________________ Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company authorized to issue an unlimited number of shares of beneficial interest without par value in one or more series (such as Acquired Fund and National Fund), and the Trustees of _________________ Trust have divided the shares of Acquired Fund and National Fund into Class A, Class B and Class C shares (“Acquired Fund Shares” and “National Fund Shares”);

     WHEREAS, _________________ Trust desires to provide for the reorganization of Acquired Fund through the acquisition by National Fund of substantially all of the assets of Acquired Fund in exchange for National Fund Shares in the manner set forth herein; and

     WHEREAS, it is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”);

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.	Definitions

	1.1	The term “1933 Act” shall mean the Securities Act of 1933, as amended.

	1.2	The term “1934 Act” shall mean the Securities Exchange Act of 1934, as amended.

	1.3	The term “Agreement” shall mean this Agreement and Plan of Reorganization.

	1.4	The term “Assumed Liabilities” shall mean all liabilities, expenses, costs, charges and receivables of Acquired Fund as of the Close of Trading on the New York Stock Exchange on the Valuation Date. Included therein for the National Fund Class B and Class C shall be the uncovered distribution charges under the Acquired Fund Class B and Class C Distribution Plans, or, if lower, the amount of contingent deferred sales charges that would be paid by all Acquired Fund Class B and Class C shareholders if they redeemed on the Closing Date; such amount shall be treated as uncovered distribution charges under the National Fund Class B and Class C Distribution Plans.

A-1

1.5	The term “Business Day” shall mean any day that the New York Stock Exchange is open.

1.6	The term “Close of Trading on the NYSE” shall mean the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. Eastern time.

1.7	The term “Closing” shall mean the closing of the transaction contemplated by this
Agreement.

1.8	The term “Closing Date” shall mean _______________, 2009, provided all necessary approvals have been received, or such other date as may be agreed by the parties on which the Closing is to take place.

1.9	The term “Commission” shall mean the Securities and Exchange Commission.

1.10	The term “Custodian” shall mean State Street Bank and Trust Company.

1.11	The term “Delivery Date” shall mean the date contemplated by Section 3.3 of this
Agreement.

1.12	The term “___________Trust N-14” shall mean _______________ Trust's registration statement on Form N-14, including a Proxy Statement/Prospectus as may be amended, that describes the transactions contemplated by this Agreement and registers the National Fund Shares to be issued in connection with this transaction.

1.13	The term “National Fund N-1A” shall mean the registration statement, as amended, on Form N-1A of Eaton Vance Municipals Trust with respect to National Fund in effect on the date hereof or on the Closing Date, as the context may require.

1.14	The term “NYSE” shall mean the New York Stock Exchange.

1.15	The term “Acquired Fund N-1A” shall mean the registration statement, as amended, on Form N-1A of ______________ Trust with respect to Acquired Fund in effect on the date hereof or on the Closing Date, as the context may require.

1.16	The term “Proxy Statement” shall mean the Proxy Statement/Prospectus furnished to the Acquired Fund shareholders in connection with this transaction.

1.17	The term “Securities List” shall mean the list of those securities and other assets owned by _________ Trust, on behalf of Acquired Fund, on the Delivery
Date.

1.18	The term “Valuation Date” shall mean the day of the Closing Date.

^ A-2

2.	Transfer and Exchange of Assets

	2.1	Reorganization of Acquired Fund. At the Closing, subject to the requisite approval of the Acquired Fund’s shareholders and the terms and conditions set forth herein, _________________ Trust shall transfer all of the assets of Acquired Fund and assign all Assumed Liabilities to National Fund, and National Fund shall acquire such assets and shall assume such Assumed Liabilities upon delivery by National Fund to Acquired Fund on the Closing Date of Class A, Class B and Class C National Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets so transferred, assigned and delivered, less the Assumed Liabilities, all determined and adjusted as provided in Section 2.2. Upon delivery of the assets, National Fund will receive good and marketable title thereto free and clear of all liens.

	2.2	Computation of Net Asset Value. The net asset value per share of the National Fund Shares and the net value of the assets of Acquired Fund subject to this Agreement shall, in each case, be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The net asset value of the National Fund Shares shall be computed in the manner set forth in the National Fund Form N-1A. In determining the value of the securities transferred by Acquired Fund to National Fund, such assets shall be priced in accordance with the policies and procedures described in the National Fund N-1A.

3.	Closing Date, Valuation Date and Delivery

	3.1	Closing Date. The Closing shall be at the offices of Eaton Vance Management, Two International Place, Boston, MA 02110 immediately prior to the opening of Eaton Vance’s business on the Closing Date. All acts taking place at Closing shall be deemed to take place simultaneously as of 9:00 a.m. Eastern time on the Closing Date unless otherwise agreed in writing by the parties.

	3.2	Valuation Date. Pursuant to Section 2.2, the net value of the assets of Acquired Fund and the net asset value per share of National Fund shall be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The stock transfer books of _________________ Trust with respect to Acquired Fund will be permanently closed, and sales of Acquired Fund Shares shall be suspended, as of the close of business of _________________ Trust on the Valuation Date. Redemption requests thereafter received by _________________ Trust with respect to Acquired Fund shall be deemed to be redemption requests for National Fund Shares to be distributed to shareholders of Acquired Fund under this Agreement provided that the transactions contemplated by this Agreement are consummated.

In the event that trading on the NYSE or on another exchange or market on which securities held by the Acquired Fund are traded shall be disrupted on the Valuation Date so that, in the judgment of _________________ Trust, accurate appraisal of the net assets of Acquired Fund to be transferred hereunder or the assets of National Fund is impracticable, the Valuation Date shall be postponed until the first Business Day after the day on which trading on such exchange or in such market shall, in the

^ A-3

judgment of _________________ Trust, have been resumed without disruption. In such event, the Closing Date shall be postponed until one Business Day after the Valuation Date.

	3.3	Delivery of Assets. After the close of business on the Valuation Date, _________________ Trust shall issue instructions providing for the delivery of all of its assets held on behalf of Acquired Fund to the Custodian to be held for the account of National Fund, effective as of the Closing. National Fund may inspect such securities at the offices of the Custodian prior to the Valuation Date.

4.	Acquired Fund Distributions and Termination

	4.1	As soon as reasonably practicable after the Closing Date, _________________ Trust shall pay or make provisions for the payment of all of the debts and taxes of Acquired Fund and distribute all remaining assets, if any, to shareholders of Acquired Fund, and Acquired Fund shall thereafter be terminated under Massachusetts law.

At, or as soon as may be practicable following the Closing Date, _________________ Trust on behalf of Acquired Fund shall distribute the Class A, Class B and Class C National Fund Shares it received from the National Fund to the shareholders of the Acquired Fund and shall instruct National Fund as to the amount of the pro rata interest of each of Acquired Fund’s shareholders as of the close of business on the Valuation Date (such shareholders to be certified as such by the transfer agent for _________________ Trust), to be registered on the books of National Fund, in full and fractional National Fund Shares, in the name of each such shareholder, and National Fund agrees promptly to transfer the National Fund Shares then credited to the account of Acquired Fund on the books of National Fund to open accounts on the share records of National Fund in the names of Acquired Fund shareholders in accordance with said instruction. Each Acquired Fund shareholder shall receive shares of the corresponding class of National Fund to the class of Acquired Fund held by such shareholder. All issued and outstanding Acquired Fund Shares shall thereupon be canceled on the books of _________________ Trust. National Fund shall have no obligation to inquire as to the correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct.

5.	Acquired Fund Securities

On the Delivery Date, _________________ Trust on behalf of Acquired Fund shall deliver the Securities List and tax records. Such records shall be made available to National Fund prior to the Closing Date for inspection by the Treasurer (or his or her designee). Notwithstanding the foregoing, it is expressly understood that Acquired Fund may hereafter until the close of business on the Valuation Date sell any securities owned by it in the ordinary course of its businesas a series of an open-end, management investment company.

^ A-4

6.	Liabilities and Expenses

National Fund shall acquire all liabilities of Acquired Fund, whether known or unknown, or contingent or determined. _________________ Trust will discharge all known liabilities of Acquired Fund, so far as may be possible, prior to the Closing Date. Acquired Fund shall bear the expenses of carrying out this Agreement.

7.	_________________ Trust Representations and Warranties

_________________ Trust, on behalf of Acquired Fund and National Fund, hereby represents, warrants and agrees as follows:

	7.1	Legal Existence. _________________ Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts. Each of Acquired Fund and National Fund is a validly existing series of _________________ Trust. _________________ Trust is authorized to issue an unlimited number of shares of beneficial interest of National Fund.

	7.2	Registration under 1940 Act. _________________ Trust is duly registered as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

	7.3	Financial Statements. The statement of assets and liabilities and the schedule of portfolio investments and the related statements of operations and changes in net assets of Acquired Fund dated March 31, 2009 and National Fund dated March 31, 2009, fairly present the financial condition of Acquired Fund and National Fund as of said dates in conformity with generally accepted accounting principles.

	7.4	No Contingent Liabilities. There are no known contingent liabilities of Acquired Fund or National Fund not disclosed and there are no legal, administrative or other proceedings pending, or to the knowledge of _________________ Trust threatened, against Acquired Fund or National Fund which would materially affect its financial condition.

	7.5	Requisite Approvals. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein, have been authorized by the Board of Trustees of _________________ Trust by vote taken at a meeting of such Board duly called and held on April 27, 2009. No approval of the shareholders of National Fund is required in connection with this Agreement or the transaction contemplated hereby. The Agreement has been executed and delivered by a duly authorized officer of _________________ Trust and is a valid and legally binding obligation of each of Acquired Fund and National Fund enforceable in accordance with its terms.

7.6	No Material Violations. _________________ Trust is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, of ___________ Trust or of any agreement, indenture, instrument, contract,

^ A-5

lease or other undertaking to which _________________ Trust is a party or by which it is bound.

7.7	Taxes and Related Filings. Except where failure to do so would not have a material adverse effect on Acquired Fund or National Fund, each of Acquired Fund and National Fund has filed or will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including its current taxable year and no such filings are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable pursuant to such returns have been paid or will be paid, so far as due. Each of Acquired Fund and National Fund has elected to be treated as a “regulated investment company” for federal tax purposes, has qualified as such for each taxable year of its operations and will qualify as such as of the Closing Date.

7.8	Good and Marketable Title. On the Closing Date, Acquired Fund will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, and full right, power and authority to sell, assign, transfer and deliver such assets and shall deliver such assets to National Fund. Upon delivery of such assets, National Fund will receive good and marketable title to such assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, except as to adverse claims under Article 8 of the Uniform Commercial Code of which National Fund has notice and necessary documentation at or prior to the time of delivery.

7.9	National Fund N-1A Not Misleading. The National Fund N-1A conforms on the date of the Agreement, and will conform on the date of the Proxy Statement and the
Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

7.10	Proxy Statement. The Proxy Statement delivered to the Acquired Fund shareholders in connection with this transaction (both at the time of delivery to such shareholders in connection with the meeting of shareholders and at all times subsequent thereto and including the Closing Date) in all material respects, conforms to the applicable requirements of the 1934 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state any material fact required to be stated thereon or necessary to make statements therein, in light of the circumstances under which they were made, not materially misleading.

7.11	Books and Records. Each of Acquired Fund and National Fund have maintained all records required under Section 31 of the 1940 Act and rules thereunder.

^ A-6

8.	Conditions Precedent to Closing

The obligations of the parties hereto shall be conditioned on the following:

	8.1	Representations and Warranties. The representations and warranties of the parties made herein will be true and correct as of the date of this Agreement and on the
Closing Date.

	8.2	Shareholder Approval. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of Acquired Fund
Shares in accordance with the 1940 Act and the Declaration of Trust and By-Laws, each as amended, of __________ Trust.

	8.3	Pending or Threatened Proceedings. On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

	8.4	Registration Statement. The __________ Trust N-14 shall have become effective under the 1933 Act; no stop orders suspending the effectiveness of such
_____________ Trust N-14 shall have been issued; and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The
Proxy Statement has been delivered to each shareholder of record of the Acquired
Fund as of July 17, 2009 in accordance with the provisions of the 1934 Act and the rules thereunder.

	8.5	Declaration of Dividend. ___________ Trust shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to Acquired Fund shareholders all of Acquired Fund’s investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid) for the final taxable period of Acquired
Fund, all of its net capital gain realized in the final taxable period of Acquired Fund
(after reduction for any capital loss carryforward) and all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over
(ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the final taxable period of Acquired Fund.

	8.6	State Securities Laws. The parties shall have received all permits and other authorizations necessary, if any, under state securities laws to consummate the transactions contemplated herein.

	8.7	Performance of Covenants. Each party shall have performed and complied in all material respects with each of the agreements and covenants required by this
Agreement to be performed or complied with by each such party prior to or at the
Valuation Date and the Closing Date.

	8.8	Due Diligence. National Fund shall have had reasonable opportunity to have its officers and agents review the records of Acquired Fund.

^ A-7

8.9	No Material Adverse Change. From the date of this Agreement, through the Closing there shall not have been:

any change in the business, results of operations, assets or financial condition or the manner of conducting the business of Acquired Fund or National Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course and changes in the net asset value per share) which has had a material adverse effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements;

any loss (whether or not covered by insurance) suffered by Acquired Fund or National Fund materially and adversely affecting of Acquired Fund or National Fund, other than depreciation of securities;

issued by _________________ Trust to any person any option to purchase or other right to acquire shares of any class of Acquired Fund or National Fund Shares (other than in the ordinary course of _________________ Trust’s business as an open-end management investment company);

any indebtedness incurred by Acquired Fund or National Fund for borrowed money or any commitment to borrow money entered into by Acquired Fund or National Fund except as permitted in Acquired Fund N-1A or National Fund N-1A and disclosed in financial statements required to be provided under this Agreement;

any amendment to the Declaration of Trust or By-Laws of _________________ Trust that will adversely affect the ability of _________________ Trust to comply with the terms of this Agreement; or

any grant or imposition of any lien, claim, charge or encumbrance upon any asset of Acquired Fund except as provided in Acquired Fund N-1A so long as it will not prevent _________________ Trust from complying with Section 7.8.

8.10

Lawful Sale of Shares. On the Closing Date, National Fund Shares to be issued to Section 2.1 of this Agreement will be duly authorized, duly and validly and outstanding, and fully paid and non-assessable by _________________ and conform in all substantial respects to the description thereof contained in _____________ Trust N-14 and Proxy Statement furnished to the Acquired Fund and the National Fund Shares to be issued pursuant to paragraph 2.1 this Agreement will be duly registered under the 1933 Act by the _____________ N-14 and will be offered and sold in compliance with all applicable state laws.

^ A-8

8.11 Documentation and Other Actions. _____________ Trust shall have executed such documents and shall have taken such other actions, if any, as reasonably requested to fully effectuate the transactions contemplated hereby.

9.	Addresses

All notices required or permitted to be given under this Agreement shall be given in writing to Eaton Vance __________ Trust, Two International Place, Boston, MA 02110
(Attention: Chief Legal Officer), or at such other place as shall be specified in written notice given by either party to the other party to this Agreement and shall be validly given if mailed by first-class mail, postage prepaid.

10.	Termination

This Agreement may be terminated by either party upon the giving of written notice to the other, if any of the representations, warranties or conditions specified in Sections 7 or 8 hereof have not been performed or do not exist on or before December 31, 2009. In the event of termination of this Agreement pursuant to this provision, neither party (nor its officers, Trustees or shareholders) shall have any liability to the other.

11.	Miscellaneous

This Agreement shall be governed by, construed and enforced in accordance with the laws of the Commonwealth of Massachusetts. _____________ Trust represents that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. _____________ Trust represents that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The Section headings contained in this
Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Whenever used herein, the use of any gender shall include all genders. In the event that any provision of this Agreement is unenforceable at law or in equity, the remainder of the Agreement shall remain in full force and effect.

12.	Amendments

At any time prior to or after approval of this Agreement by Acquired Fund shareholders (i)
the parties hereto may, by written agreement and without shareholder approval, amend any of the provisions of this Agreement, and (ii) either party may waive without such approval any default by the other party or the failure to satisfy any of the conditions to its obligations
(such waiver to be in writing); provided, however, that following shareholder approval, no such amendment may have the effect of changing the provisions for determining the number of National Fund Shares to be received by Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. The failure of a party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this

^ A-9

Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

13.	Massachusetts Business Trust

References in this Agreement to _________________ Trust mean and refer to the Trustees from time to time serving under its Declarations of Trust on file with the Secretary of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which they conduct their businesses. It is expressly agreed that the obligations of _________________ Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but bind only the trust property of the Trust as provided in said Declaration of Trust. The execution and delivery of this Agreement has been authorized by the respective trustees and signed by an authorized officer of _________________ Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them but shall bind only the trust property of the Trust as provided in such Declaration of Trust. No series of _________________ Trust shall be liable for the obligations of any other series.

^ A-10

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by their officers thereunto duly authorized, as of the day and year first above written.

ATTEST:	EATON VANCE ______________ TRUST
(on behalf of Eaton Vance _______________ Fund)

________________________	By: _________________________
Maureen A. Gemma, Secretary	^ _________________, President

EATON VANCE ^ MUNICIPALS TRUST
(on behalf of Eaton Vance National Municipals Fund)

________________________	By: ____________________________
Maureen A. Gemma, Secretary	^ Robert B. MacIntosh, President

^ A-11

APPENDIX B

Annual and Semiannual Reports

Management's Discussion of Fund Performance

Eaton Vance National Municipals Fund as of March 31, 2009

INVESTMENT UPDATE

Economic and Market Conditions

The six-month period ending March 31, 2009, was characterized by continued market and economic upheaval during the first two and a half months of the period, followed by the first sustained municipal bond rally of this bear market from mid-December 2008 through the end of the period. The U.S. economy, as measured by gross domestic product (GDP), contracted sharply in both the fourth quarter of 2008 and the first quarter of 2009 by 6.2% and 6.1%, respectively, according to the U.S. Department of Commerce. The first quarter 2009 figure was a preliminary estimate. Most of the major GDP components contributed to the decline, but a sharp downturn in consumer spending was particularly influential and continued to weigh on the economy in early 2009. While high commodity prices eased since their summertime peaks, consumers continued to pare spending as they remained cautious of what increasingly became a weaker economic environment. Rising unemployment levels, at a five-year high at period end, led to constrained personal consumption and overall economic contraction. The housing market continued to weigh on the economy during the first three months of the period, with new and existing home sales falling hard in the fourth quarter of calendar 2008.

In the first quarter of 2009, the U.S. economy began showing some signs of life. Although most economists forecast anemic growth for the remainder of the year, some of the data turned more positive early on. February was a particularly strong month for economic data: factory orders increased 1.8%; new home sales rose 4.7% — the first increase in seven months; and existing home sales surged 5.1%, the largest monthly gain since 2003. The upturn in the housing market was bolstered by historically low mortgage rates, an $8,000 tax credit for first-time home buyers that was part of President Obama’s stimulus legislation and a plethora of distressed properties on the market.

The capital markets experienced steep declines in the first two and a half months of the period, followed by a welcome rally during the latter three and a half months. The semiannual period was preceded by a number of distressing events in the fall of 2008, resulting in a freefall in both the credit and equity markets. Several calamitous events occurred in September alone, including the federal takeover of federally chartered mortgage giants Fannie Mae and Freddie Mac, the bankruptcy of Lehman Brothers and the announcement by Bank of America that it was acquiring Merrill Lynch. These actions, along with several other corporate shakeups, bank failures and bailouts, drastically redefined the Wall Street landscape.

In response, the U.S. government enacted a number of bold stimulus programs. Last fall, Congress approved a $700 billion program authorizing the federal government to purchase troubled assets from financial institutions, a program that continued to evolve since the bill was enacted into law. On February 17, 2009, President Obama signed a historic $787 billion stimulus program into law and outlined a $50 billion foreclosure rescue plan. Additionally, between September 30, 2008, and December 31, 2008, the U.S. Federal Reserve (the Fed) lowered the federal funds rate to a range of 0.0% to 0.25% from 2.00%. Also during the six-month period, the Fed took extraordinary actions through a variety of innovative lending techniques in an attempt to ease the credit crisis.

Management Discussion

Relative to the Fund’s primary benchmark, the Barclays Capital Municipal Bond Index1 (the Index) – a broad-based, unmanaged index of municipal bonds – the Fund underperformed for the six months ending March 31, 2009. As a result of an active management style that focuses on income and longer call protection, the Fund generally holds longer-maturity bonds relative to other bond funds and the Index. Much of the Fund’s underperformance occurred in the first three months of the period and, management believes, can be attributed to the continued shift of investors’ capital into shorter-maturity bonds — a result of the broader-

1Formerly called Lehman Brothers Municipal Bond Index. It is not possible to invest directly in an Index.

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance National Municipals Fund as of March 31, 2009 INVESTMENT UPDATE

based credit crisis — during this period. The move to shorter-term investments was originally driven by uncertainty surrounding financial companies’ exposure to subprime mortgage-backed debt, but it later spread to the muni market when major municipal bond insurers suffered rating downgrades due to their exposure to mortgage-related structured products.

Since mid-December 2008, however, the municipal market rallied considerably, and the Fund outperformed the Index. A number of factors appeared to be at work in the market’s rebound. Municipal demand, while anemic for much of last year, returned in dramatic fashion during the first quarter of 2009. Retail muni investors — those who buy municipal bonds directly or through managed products such as mutual funds — were the predominant force behind the renewed demand. While many retail investors fled the market in 2008 as a result of market volatility and intimidating news reports, the perception of risk began to mitigate during the early stages of the new year. While institutional demand was largely absent during the first quarter — as it was for much of 2008 — retail purchases kept overall demand levels strong.

Against this backdrop, we continue to manage our municipal funds with the same relative value approach that we have traditionally employed, maintaining a long-term perspective when markets exhibit extreme short-term volatility. We believe this approach has provided excellent long-term benefits to our investors over time. Furthermore, we believe that the 138.9% yield ratio of insured municipal bonds to 30-year Treasuries as of March 31, 2009 — as compared with the long-term average of 85%-90% — indicates that there is still relative value in municipal bonds when compared with their taxable counterparts.1

1Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund’s yield.

Eaton Vance National Municipals Fund as of March 31, 2009 PERFORMANCE INFORMATION

Portfolio Manager: Thomas M. Metzold, CFA

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EANAX	EVHMX	ECHMX	EIHMX
Average Annual Total Returns (at net asset value)
Six Months	-6.95%	-7.34%	-7.34%	-6.82%
One Year	-14.72	-15.40	-15.40	-14.48
Five Years	-0.87	-1.57	-1.60	-0.62
Ten Years	2.29	1.69	1.50	N.A.
Life of Fund†	4.50	4.92	2.96	2.95
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-11.35%	-11.83%	-8.24%	-6.82%
One Year	-18.80	-19.42	-16.21	-14.48
Five Years	-1.83	-1.89	-1.60	-0.62
Ten Years	1.79	1.69	1.50	N.A.
Life of Fund†	4.16	4.92	2.96	2.95

†Inception dates: Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93; Class I: 7/1/99

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.10%	1.85%	1.85%	0.86%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	6.63%	5.85%	5.85%	6.89%
Taxable-Equivalent Distribution Rate[3,4]	10.20	9.00	9.00	10.60
SEC 30-day Yield[5]	6.29	5.85	5.85	6.87
Taxable-Equivalent SEC 30-day Yield[4,5]	9.68	9.00	9.00	10.57

Index Performance6 (Average Annual Total Returns)____________________________________________________________________

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index
Six Months	5.00%	1.63%
One Year	2.27	-4.50
Five Years	3.21	1.76
Ten Years	4.60	4.00

Lipper Averages[7] (Average Annual Total Returns)
Lipper General Municipal Debt Funds Classification
Six Months		0.60%
One Year		-3.31
Five Years		1.23
Ten Years		2.92

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

1 Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value. 2 Source: Prospectus dated 2/1/09. Includes interest expense of 0.46% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense. 3 The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. 4 Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper General Municipal Debt Funds Classification contained 246, 240, 205 and 157 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance National Municipals Fund as of March 31, 2009 PORTFOLIO COMPOSITION

Rating Distribution*[1] By total investments

*	The rating distribution presented above includes the ratings of securities held by spe- cial purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund's financial statements. Absent such securities, the Fund's rating distribution at 3/31/09, is as follows, and the average rating is AA-.

AAA	29.8%	BB	0.2%
AA	39.2%	B	2.8%
A	17.1%	Not Rated	4.0%
BBB	6.9%

Fund Statistics2

• Number of Issues:	332
• Average Maturity:	26.8 years
• Average Effective Maturity:	25.1 years
• Average Call Protection:	11.3 years
• Average Dollar Price:	$79.47
• TOB Leverage[3] :	13.8%

1 Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

2 Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

3 See Note 1l to the Fund’s financial statements. Tender option bonds (TOBs) are a form of investment leverage that create an opportunity for increased income but, at the same time, create special risks (including the likelihood of greater volatility of net asset value). TOB leverage represents the amount of TOB Floating Rate Notes outstanding at 3/31/09 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of TOBs purchased in secondary market transactions.

Eaton Vance National Municipals Fund as of September 30, 2008 MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The investment objective of Eaton Vance National Municipals Fund (the “Fund”) is to provide current income exempt from regular federal income tax. The Fund primarily invests in investment-grade municipal obligations but may also invest in lower-rated municipal obligations.

Economic and Market Conditions

Economic growth in the third quarter of 2008 retracted 0.3%, down from a positive second quarter growth rate of 2.8%, according to preliminary data released by the U.S. Department of Commerce. Most of the major Gross Domestic Product (GDP) components led to the decline; however, most influential was a sharp downturn in personal consumption expenditures by consumers. While high commodity prices began to mitigate over the quarter, management believes consumers con-tinued to pare costs as they remained cautious of what increasingly has become a weaker economic environment. Rising unemployment levels, now at a five-year high, combined with the fading effect of government economic stimulus checks, have led to constrained personal consumption and overall economic contraction for the quarter. The housing market continues to weigh on the economy, with new home sales continuing to fall and existing home sales beginning to stabilize only as cautious buyers begin to see value in distressed pric-ing. Low home prices continue to pressure consumers and banks, causing increased bank foreclosures and more mark-to-market write downs of mortgage-backed securities at commercial banks and financial institutions.

During the year ended September 30, 2008, the capital markets have experienced historic events resulting in unprecedented volatility. During the second week of September 2008, the federal government took control of federally-chartered mortgage giants Fannie Mae and Freddie Mac. The following week, Lehman Brothers filed for bankruptcy protection and Merrill Lynch was acquired by Bank of America. Later in the month, Goldman Sachs and Morgan Stanley petitioned the Federal Reserve (the “Fed”) to become bank holding companies. These actions, in conjunction with Bear Stearns’ acquisition by JP Morgan in March 2008, dras-tically redefined the Wall Street landscape. In addition to the independent Wall Street brokerages, the bank-ing sector was shaken by the failure of Washington Mutual and the sale of Wachovia. In the insurance sector, the federal government provided an $85 billion loan to help stabilize American International Group, Inc. (AIG). Finally, the U.S. Congress approved a $700 billion program authorizing the federal government to purchase troubled assets from financial institutions. During the year ended September 30, 2008, the Fed left rates unchanged at its June, August and September 2008 meetings after lowering the Federal Funds rate to 2.0% from 5.25% between August 2007 and May 2008. In addition to its interest rate policy, the Fed has also taken extraordinary action through a variety of innovative lending techniques in an attempt to facilitate an easing of the credit crisis.

Management Discussion

The Fund invests primarily in bonds with stated matur-ities of 10 years or longer at the time of investment, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds.

Relative to its primary benchmark, the Lehman Brothers Municipal Bond Index1 (the “Index”) – a broad-based, unmanaged index of municipal bonds – the Fund underperformed for the year ended September 30, 2008. As a result of an active management style that focuses on income and longer call protection, the Fund generally holds longer-maturity bonds. Management believes that much of the Fund’s underperformance can be attributed to the shift of investors’ capital into shorter-maturity bonds, a result of the broader-based credit crisis that has rattled the fixed-income markets since August 2007. This under-performance was magnified by the Fund’s investment in tender option bonds (TOBs).2 The move to shorter-term investments was originally driven by uncertainty surrounding financial companies’ exposure to subprime mortgage-backed debt but later spread to the municipal market when major municipal bond insurers suffered rating downgrades due to their exposure to mortgage-related structured products.

1It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

2TOBs are a form of investment leverage that create an opportunity for increased income but, at the same time, create special risks (including the likelihood of greater volatility of net asset value).

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance National Municipals Fund as of September 30, 2008 MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The ratio of yields on current coupon AAA-rated insured bonds to the yield on 30-year Treasury bonds was 124.1% as of September 30, 2008, with many indi-vidual bonds trading higher than that.1 Management believes that this was the result of dislocation in the fixed-income marketplace caused by fears of the broader credit crisis, insurance companies’ mark-to-market risks and the decentralized nature of the municipal marketplace. Historically, this is a rare occurrence in the municipal bond market and is generally considered a signal that municipal bonds are significantly undervalued relative to taxable Treasury bonds.

Against this backdrop, management continues to manage all of its municipal funds with the same relative value approach that it has traditionally employed –maintaining a long-term perspective when markets exhibit extreme short-term volatility. We believe this approach has provided excellent long-term benefits to our investors over time.

1 Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

Eaton Vance National Municipals Fund as of September 30, 2008 PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds, and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance[1]		Class A	Class B	Class C	Class I
Share Class Symbol		EANAX	EVHMX	ECHMX	EIHMX
Average Annual Total Returns (at net asset value)
One Year		-17.03%	-17.69%	-17.69%	-16.81%
Five Years		1.48	0.79	0.74	1.72
Ten Years		3.04	2.44	2.26	N.A.
Life of Fund†		5.18	5.38	3.59	3.90
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year		-20.95%	-21.63%	-18.47%	-16.81%
Five Years		0.50	0.47	0.74	1.72
Ten Years		2.54	2.44	2.26	N.A.
Life of Fund†		4.83	5.38	3.59	3.90
† Inception Dates – Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93; Class I: 7/1/99

Total Annual
Operating Expenses[2]		Class A	Class B	Class C	Class I

Expense Ratio		1.26%	2.01%	2.01%	1.01%

Distribution Rates/Yields		Class A	Class B	Class C	Class I

Distribution Rate[3]		6.03%	5.18%	5.18%	6.30%
Taxable-Equivalent Distribution Rate[3,4]		9.28	7.97	7.97	9.69
SEC 30-day Yield[5]		5.56	5.02	5.02	6.08
Taxable-Equivalent SEC 30-day Yield[4,5]		8.55	7.72	7.72	9.35

Index Performance[6] (Average Annual Total Returns)
	Lehman Brothers		Lehman Brothers Municipal
	Municipal Bond Index		Bond Long 22+ Index
One Year	-1.87%			-9.55%
Five Years	2.84			2.46
Ten Years	4.24			3.95

Lipper Averages[7]
Lipper General Municipal Debt Funds Classification – Average Annual Total Returns
One Year		-4.83%
Five Years		1.73
Ten Years		2.98

Portfolio Manager: Thomas M. Metzold, CFA

*Source: Lipper, Inc. and Morningstar, Inc.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 9/30/98 and Class I on 7/1/99 (commencement of operations), would have been valued at $13,499 ($12,858 at the maximum offering price), $12,507 and $14,251, respectively, on 9/30/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

1 Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge. 2 Source: Prospectus dated 2/1/08. Includes interest expense of 0.62% relating to the Fund's liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense. 3 The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. 4 Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper General Municipal Debt Funds Classification contained 232, 204 and 149 funds for the 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance National Municipals Fund as of September 30, 2008 PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Rating Distribution*[1] By total investments

*The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund's financial statements. Absent such securities, the Fund's rating distribution at September 30, 2008 is as follows, and the average rating is AA-

AAA	28.2%	BB	0.3%
AA	39.7%	B	3.5%
A	15.1%	CCC	0.1%
BBB	7.4%	Non-Rated	5.7%

Fund Statistics[2]

•	Number of Issues:	272
•	Average Maturity:	27.7 years
•	Average Effective Maturity:	27.3 years
•	Average Call Protection:	11.5 years
•	Average Dollar Price:	$79.30
•	TOB Leverage[3] :	17.0%

1 Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer's current financial condition. 2 Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund's financial statements. 3 See Note 1I to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 9/30/08 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect adjustments for executed but unsettled TOB transactions and the effect of TOBs purchased in secondary market transactions.

APPENDIX C

OUTSTANDING SHARES AND 5% HOLDERS

Shareholders are entitled to the number of votes equal to the number of shares held by such shareholder. As of the Record Date, the number of shares outstanding follows:

	Class A shares	Class B shares	Class C shares	Class I shares
HI Fund	1,731,274	289,130	27,766	n/a
MS Fund	1,424,592	197,008	46,699	n/a
WV Fund	2,892,135	450,208	65,466	n/a
National Fund	470,877,408	17,227,252	133,036,547	19,751,010

National Fund shareholders are not voting on the proposal.

As of the Record Date, the following person(s) held the share percentage of HI Fund, MS Fund and WV Fund, respectively, as indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

HI Fund	Class A shares	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	15.10%
		First Clearing, LLC	Kailua, HI	8.58%
		Morgan Stanley	Jersey City, NJ	8.10%
		Charles Schwab & Co., Inc.	San Francisco, CA	6.86%
		Citigroup Global Markets, Inc.	Owings Mills, MD	6.48%
		Penson Financial Services, Inc.	Dallas, TX	5.28%

	Class B shares	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	19.71%
		Citigroup Global Markets, Inc.	Owings Mills, MD	13.01%
		Stifel Nicolaus & Co., Inc.	St. Louis, MO	10.17%
		Morgan Stanley	Jersey City, NJ	7.02%

	Class C shares	American Enterprise Investment Services	Minneapolis, MN	21.85%
		First Clearing, LLC	Kaneohe, HI	17.69%
		American Enterprise Investment Services	Minneapolis, MN	13.71%
		American Enterprise Investment Services	Minneapolis, MN	13.25%
		First Clearing, LLC	Pearl City, HI	13.12%
		Edward D. Jones & Co.	Maryland Heights, MO	11.44%
		First Clearing, LLC	Pearl City, HI	7.65%

MS Fund	Class A shares	Telapex Inc.	Ridgeland, MS	16.98%
		Citigroup Global Markets, Inc.	Owings Mills, MD	12.91%
		Prudential Investment Management Service	Newark, NJ	8.23%
		Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	6.89%
		Frances W. McDonald	Madison, MS	5.90%

	Class B shares	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	25.40%
		Morgan Stanley	Jersey City, NJ	14.95%
		Morgan Keegan & Company, Inc.
		FBO Walter H. Towles	Gulfport, MS	8.29%
		Charles Schwab & Co Inc.	San Francisco, CA	6.86%
		Pershing LLC	Jersey City, NJ	5.03%

C-1

MS Fund	Class C shares	Pershing LLC	Jersey City, NJ	23.47%
		Pershing LLC	Jersey City, NJ	19.50%
		Pershing LLC	Jersey City, NJ	17.71%
		Morgan Stanley	Jersey City, NJ	16.53%
		First Clearing, LLC	Gulfport, MS	5.66%
		Albert E. Fant, III	Gulfport, MS	5.66%
		Janice F. Carpenter	Wiggins, MS	5.66%

WV Fund	Class A shares	Citigroup Global Markets, Inc.	Owings Mills, MD	16.38%
		JJB Hilliard WL Lyons	Louisville, KY	6.28%
		Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	6.06%

	Class B shares	Citigroup Global Markets, Inc.	Owings Mills, MD	20.82%
		Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	11.99%
		Morgan Stanley	Jersey City, NJ	7.08%

	Class C shares	Raymond James & Associates Inc.
		FBO George R. Silbaugh	Bluefield, WV	12.91%
		Raymond James & Associates Inc.
		FBO Paul E. Hamrick	Ranson, WV	10.16%
		Raymond James & Associates Inc.
		FBO Marvin T. Bowers	Shepherdstown, WV	9.81%
		Pershing LLC	Jersey City, NJ	9.61%
		Raymond James & Associates Inc.
		FBO Dorothy J. Strakal	Martinsburg, WV	8.42%
		Raymond James & Associates Inc.
		FBO Avis L. Parrish	Shepherdstown, WV	8.05%
		Raymond James & Associates Inc.
		FBO Daniel Robert Nicol	Falling Waters, WV	7.61%

Assuming the Reorganization was consummated on the Record Date, such persons would hold the following share percentages in ^ (i) a combined fund including just that State Fund and the National Fund and (ii) a combined fund including all State Funds and the National Fund:

				(i)	(ii)
HI Fund	Class A shares	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	0.06%	0.05%
		First Clearing, LLC	Kailua, HI	0.03%	0.03%
		Morgan Stanley	Jersey City, NJ	0.03%	0.03%
		Charles Schwab & Co., Inc.	San Francisco, CA	0.03%	0.02%
		Citigroup Global Markets, Inc.	Owings Mills, MD	0.02%	0.02%
		Penson Financial Services, Inc.	Dallas, TX	0.02%	0.02%

	Class B shares	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	0.33%	0.31%
		Citigroup Global Markets, Inc.	Owings Mills, MD	0.21%	0.21%
		Stifel Nicolaus & Co., Inc.	St. Louis, MO	0.17%	0.16%
		Morgan Stanley	Jersey City, NJ	0.12%	0.11%

	Class C shares	American Enterprise Investment Services	Minneapolis, MN	0.00%	0.00%

C-2

		First Clearing, LLC	Kaneohe, HI	0.00%	0.00%
		American Enterprise Investment Services	Minneapolis, MN	0.00%	0.00%
		American Enterprise Investment Services	Minneapolis, MN	0.00%	0.00%
		First Clearing, LLC	Pearl City, HI	0.00%	0.00%
		Edward D. Jones & Co.	Maryland Heights, MO	0.00%	0.00%
		First Clearing, LLC	Pearl City, HI	0.00%	0.00%

				(i)	(ii)
MS Fund	Class A shares	Telapex Inc.	Ridgeland, MS	0.05%	0.05%
		Citigroup Global Markets, Inc.	Owings Mills, MD	0.04%	0.04%
		Prudential Investment Management Service	Newark, NJ	0.02%	0.02%
		Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	0.02%	0.02%
		Frances W. McDonald	Madison, MS	0.02%	0.02%

	Class B shares	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	0.29%	0.28%
		Morgan Stanley	Jersey City, NJ	0.17%	0.16%
		Morgan Keegan & Company, Inc.
		FBO Walter H. Towles	Gulfport, MS	0.09%	0.09%
		Charles Schwab & Co Inc.	San Francisco, CA	0.08%	0.07%
		Pershing LLC	Jersey City, NJ	0.06%	0.05%

	Class C shares	Pershing LLC	Jersey City, NJ	0.01%	0.01%
		Pershing LLC	Jersey City, NJ	0.01%	0.01%
		Pershing LLC	Jersey City, NJ	0.01%	0.01%
		Morgan Stanley	Jersey City, NJ	0.01%	0.01%
		First Clearing, LLC	Gulfport, MS	0.00%	0.00%
		Albert E. Fant, III	Gulfport, MS	0.00%	0.00%
		Janice F. Carpenter	Wiggins, MS	0.00%	0.00%

WV Fund	Class A shares	Citigroup Global Markets, Inc.	Owings Mills, MD	0.10%	0.10%
		Special Custody Account for the Exclusive
		Benefit of Customers	Louisville, KY	0.04%	0.04%
		Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	0.04%	0.04%

	Class B shares	Citigroup Global Markets, Inc.	Owings Mills, MD	0.53%	0.52%
		Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	0.31%	0.30%
		Morgan Stanley	Jersey City, NJ	0.18%	0.18%

	Class C shares	Raymond James & Associates Inc.
		FBO George R. Silbaugh	Bluefield, WV	0.01%	0.01%
		Raymond James & Associates Inc.
		FBO Paul E. Hamrick	Ranson, WV	0.00%	0.00%
		Raymond James & Associates Inc.
		FBO Marvin T. Bowers	Shepherdstown, WV	0.00%	0.00%
		Pershing LLC	Jersey City, NJ	0.00%	0.00%
		Raymond James & Associates Inc.
		FBO Dorothy J. Strakal	Martinsburg, WV	0.00%	0.00%
		Raymond James & Associates Inc.
		FBO Avis L. Parrish	Shepherdstown, WV	0.00%	0.00%
		Raymond James & Associates Inc.
		FBO Daniel Robert Nicol	Falling Waters, WV	0.00%	0.00%

C-3

As of the Record Date, the following person(s) held the share percentage of National Fund indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Class A shares	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	11.96%
	Citigroup Global Markets, Inc.	Owings Mills, MD	7.11%
^	Charles Schwab & Co., Inc.	San Francisco, CA	6.95%
	Morgan Stanley	Jersey City, NJ	5.34%
^
Class B shares	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	15.35%

Class C shares	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	25.52%
	Citigroup Global Markets, Inc.	Owings Mills, MD	8.67%

Class I shares	Prudential Investment Management Service	Newark, NJ	23.17%
	Charles Schwab & Co., Inc.	San Francisco, CA	13.50%

Assuming the Reorganization was consummated on the Record Date, such persons would hold the following share percentages in^ : (i) a combined fund including just the HI Fund and the National Fund, (ii) a combined fund including just the MS Fund and the National Fund, (iii) a combined fund including just the WV and the National Fund and (iv) a combined fund including all State Funds and the National Fund:

			(i)	(ii)	(iii)	(iv)
Class A shares	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	11.92%	11.93%	11.89%	11.81%
	Citigroup Global Markets, Inc.	Owings Mills, MD	7.08%	7.09%	7.07%	7.02%
	Charles Schwab & Co., Inc.	San Francisco, CA	6.93%	6.93%	6.91%	6.87%
	Morgan Stanley	Jersey City, NJ	5.32%	5.33%	5.31%	5.28%

Class B shares	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	15.10%	15.18%	14.96%	14.56%

Class C shares	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	25.51%	25.51%	25.51%	25.49%
	Citigroup Global Markets, Inc.	Owings Mills, MD	8.67%	8.67%	8.67%	8.66%

Class I shares	Prudential Investment Management Service	Newark, NJ	23.17%	23.17%	23.17%	23.17%
	Charles Schwab & Co., Inc.	San Francisco, CA	13.50%	13.50%	13.50%	13.50%

As of July 17, 2009, to the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of HI Fund, MS Fund, WV Fund or National Fund. The Trustees and officers of the ^ Trusts individually and as a group owned beneficially less than 1% of the outstanding shares of each Fund as of that date.^

C-4

EATON VANCE MUNICIPALS TRUST Eaton Vance National Municipals Fund

Two International Place Boston, Massachusetts 02110

STATEMENT OF ADDITIONAL INFORMATION DATED ^ AUGUST 12, 2009

     This Statement of Additional Information (“SAI”) relates specifically to the reorganization of Eaton Vance Hawaii Municipals Fund (“Hawaii Fund”), Eaton Vance Mississippi Municipals Fund (“Mississippi Fund”) and Eaton Vance West Virginia Municipals Fund (“West Virginia Fund”) (collectively referred to herein as the “Acquired Funds”) into Eaton Vance National Municipals Fund (“National Fund”), whereby the Acquired Funds will transfer substantially all of their assets to National Fund, and shareholders in each Acquired Fund will receive shares of National Fund, in exchange for their Acquired Fund shares, respectively. This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

(1)	The audited financial statements of (a) Hawaii Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended January 31, 2009, previously filed on EDGAR, Accession Number 0000950135-09-002449, (b) Mississippi Fund and West Virginia Fund included in the Annual Report to Shareholders of the Funds for the fiscal year ended September 30, 2008, previously filed on EDGAR, Accession Number 0001104659-08-073448 and (c) National Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended September 30, 2008, previously filed on EDGAR, Accession Number 0001104659-08-073448.
(2)	The unaudited financial statements of (a) Mississippi Fund and West Virginia Fund included in the Semiannual Report to Shareholders of the Funds for the fiscal period ended March 31, 2009, previously filed on EDGAR, Accession Number 0000950135-09-004300 and (b) National Fund included in the Semiannual Report to Shareholders of the Fund for the fiscal period ended March 31, 2009, previously filed on EDGAR, Accession Number 0000950135-09-004300.
(3)	The Statement of Additional Information of Hawaii Fund, dated June 1, 2009, previously filed on EDGAR, Accession Number 0000940394-09-000411.
(4)	The Statement of Additional Information of Mississippi Fund and West Virginia Fund, dated February 1, 2009, previously filed on EDGAR, Accession Number 0000940394-09-000058.
(5)	The Statement of Additional Information of National Municipals Fund dated February 1, 2009, previously filed on EDGAR, Accession Number 0000940394-09-000058.

This SAI is not a prospectus and should be read only in conjunction with the Proxy Statement/Prospectus dated ^ August 12, 2009 relating to the above-referenced matter. A copy of the Proxy Statement/ Prospectus may be obtained by calling Eaton Vance Distributors, Inc. at (800) 262-1122.

Pro Forma Financial Statements

     Because the net asset value of the Acquired Funds, both separately and in the aggregate, is less than 10 percent of the net asset value of National Fund as of ^ July 31, 2009, no pro forma financial statements are required or provided per Rule 11-01 of Regulation S-X.

PART C

OTHER INFORMATION

Item 15. Indemnification

     Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions.

     The Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The advisory agreements of the Registrant provide the investment adviser limitation of liability to the Trust and its shareholders in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the agreement.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 16.	Exhibits

(1)	(a)	Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust
dated January 11, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment
No. 55 filed September 15, 1995 (Accession No. 0000950156-95-000695)
and incorporated herein by reference. As used herein, references to Post-
Effective Amendments are to post-effective amendments to the Registrant’s registration statement on Form N-1A.

	(b)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit
(1)(b) to Post-Effective Amendment No. 67 filed July 3, 1997 (Accession No.
0000950156-97-000565) and incorporated herein by reference.

	(c)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit
(a)(3) to Post-Effective Amendment No. 115 filed November 24, 2008
(Accession No. 0000940394-08-001475) and incorporated herein by reference.

	(d)	Amended and Restated Establishment and Designation of Series of Shares of
Beneficial Interest, Without Par Value, effective November 24, 2008 filed as
Exhibit (a)(4) to Post-Effective Amendment No. 115 filed November 24, 2008
(Accession No. 0000940394-08-001475) and incorporated herein by reference.

(2)	(a)	By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-Effective
Amendment No. 55 filed September 15, 1995 (Accession No. 0000950156-
95-000695) and incorporated herein by reference.

(2)	(b)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to
Post-Effective Amendment No. 55 filed September 15, 1995 (Accession No.
0000950156-95-000695) and incorporated herein by reference.

	(c)	Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-
Effective Amendment No. 89 filed November 26, 2002 (Accession No.
0000940394-02-000685) and incorporated herein by reference.

	(d)	Amendment to By-Laws dated February 7, 2005 filed as Exhibit (b)(4) to Post-
Effective Amendment No. 99 filed March 2, 2005 (Accession No.
0000940394-05-000247) and incorporated herein by reference.

	(e)	Amendment to By-Laws dated December 11, 2006 filed as Exhibit (b)(5) to
Post-Effective Amendment No. 107 filed January 3, 2007 (Accession No.
0000940394-07-000005) and incorporated herein by reference.

	(f)	Amendment to By-Laws dated August 11, 2008 filed as Exhibit (b)(6) to Post-
Effective Amendment No. 115 filed November 24, 2008 (Accession No.
0000940394-08-001475) and incorporated herein by reference.

(3)		Voting Trust Agreement. – not applicable.

(4)		Form of Agreement and Plan of Reorganization – filed as Appendix A to the
Proxy Statement/Prospectus.

(5)		Shareholders rights are set forth in the Registrant’s Amended and Restated
Declaration of Trust and By-Laws referenced in Items 16(1) and 16(2) above.

(6)	(a)	Form of Investment Advisory Agreement with Boston Management and
Research for Eaton Vance Alabama Municipals Fund, Eaton Vance Arizona
Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance
Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton
Vance Florida Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton
Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund,
Eaton Vance Maryland Municipals Fund, Eaton Vance Massachusetts
Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance
Minnesota Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton
Vance Missouri Municipals Fund, Eaton Vance New Jersey Municipals Fund,
Eaton Vance New York Municipals Fund, Eaton Vance North Carolina
Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Oregon
Municipals Fund, Eaton Vance Pennsylvania Municipals Fund, Eaton Vance
Rhode Island Municipals Fund, Eaton Vance South Carolina Municipals Fund,
Eaton Vance Tennessee Municipals Fund, Eaton Vance Virginia Municipals
Fund and Eaton Vance West Virginia Municipals Fund filed as Exhibit (d)(1) to
Post-Effective Amendment No. 96 filed November 24, 2004 (Accession No.
0000940394-04-001055) and incorporated herein by reference.

(6)	(b)	Form of Investment Advisory Agreement with Boston Management and
Research for Eaton Vance California Municipals Fund and Eaton Vance National
Municipals Fund filed as Exhibit (d)(2) to Post-Effective Amendment No. 96 filed November 24, 2004 (Accession No. 0000940394-04-001055) and
incorporated herein by reference.

(7)	(a)	(i) Distribution Agreement between Eaton Vance Municipals Trust and
Eaton Vance Distributors, Inc. effective June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (6)(a)(7) to Post-
Effective Amendment No. 67 filed July 29, 1997 (Accession No.
0000950156-97-000592) and incorporated herein by reference.

	(b)	(ii) Amended Schedule A to Distribution Agreement dated August 6, 2007 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 111 filed
October 4, 2007 (Accession No. 0000940394-07-001184) and
incorporated herein by reference.

	(c)	Selling Group Agreement between Eaton Vance Distributors, Inc. and
Authorized Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-01545) filed
April 26, 2007 (Accession No. 0000940394-07-000430) and incorporated herein by reference.

(8)		The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital
Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(9)	(a)	Custodian Agreement with Investors Bank & Trust Company dated October 15,
1992 filed as Exhibit (8) to Post-Effective Amendment No. 55 filed September
15, 1995 (Accession No. 0000950156-95-000695) and incorporated herein by reference.

	(b)	Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment
No. 57 filed November 15, 1995 (Accession No. 0000950156-95-000806)
and incorporated herein by reference.

	(c)	Amendment to Master Custodian Agreement with Investors Bank & Trust
Company dated December 21, 1998 filed as Exhibit (g)(3) to Post-Effective
Amendment No. 78 filed January 25, 1999 (Accession No. 0000950156-99-
000050) and incorporated herein by reference.

	(d)	Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit (j)(2) to Pre-Effective
Amendment No. 2 of Eaton Vance Tax-Managed Global Buy-Write
Opportunities Fund N-2 (File Nos. 333-123961, 811-21745) filed September
26, 2005 (Accession No. 0000940394-05-005528) and incorporated herein by reference.

(9)	(e)	Delegation Agreement dated December 11, 2000 with Investors Bank & Trust
Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2,
Amendment No. 5 (File Nos. 333-32276, 811-05808) filed April 3, 2001
(Accession No. 0000940394-01-500125) and incorporated herein by reference.

(10)	(a)	Eaton Vance Municipals Trust Class A Distribution Plan adopted June 23,
1997 and amended April 24, 2006 with attached Schedule A filed as Exhibit
(m)(1) to Post-Effective Amendment No. 106 filed November 28, 2006
(Accession No. 0000940394-06-000888) and incorporated herein by reference.

	(b)	Eaton Vance Municipals Trust Class B Distribution Plan adopted June 23,
1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b)
to Post-Effective Amendment No. 69 filed September 29, 1997 (Accession No.
0000950156-97-000827) and incorporated herein by reference.

	(c)	(i) Eaton Vance Municipals Trust Class C Distribution Plan adopted June
23, 1997 with attached Schedule A effective June 23, 1997 filed as
Exhibit (15)(c) to Post-Effective Amendment No. 69 filed September 29,
1997 (Accession No. 0000950156-97-000827) and incorporated
herein by reference.

(ii) Amended Schedule A to Class C Distribution Plan dated August 6, 2007 filed as Exhibit (m)(3)(b) to Post-Effective Amendment No. 111 filed
October 4, 2007 (Accession No. 0000940394-07-001185) and
incorporated herein by reference.

	(d)	(i) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated
August 6, 2007 filed as Exhibit (n) to Post-Effective Amendment No.
128 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-
4015) (Accession No. 0000940394-07-000956) filed August 10,
2007 and incorporated herein by reference.

(ii) Schedule A effective June 15, 2009 to Amended and Restated Multiple
Class Plan for Eaton Vance Funds dated August 6, 2007 filed as Exhibit
(10)(d)(ii) to the initial filing of this Registration Statement on Form N-14 filed June 22, 2009 (Accession No. 0000940394-09-000456) and incorporated herein by reference.

(iii) Schedule B effective June 15, 2009 to Amended and Restated Multiple
Class Plan for Eaton Vance Funds dated August 6, 2007 filed as Exhibit
(10)(d)(iii) to the initial filing of this Registration Statement on Form N-
14 filed June 22, 2009 (Accession No. 0000940394-09-000456) and incorporated herein by reference.

(10)	(d)	(iv) Schedule C effective June 15, 2009 to Amended and Restated Multiple
Class Plan for Eaton Vance Funds dated August 6, 2007 filed as Exhibit
(10)(d)(iv) to the initial filing of this Registration Statement on Form N-
14 filed June 22, 2009 (Accession No. 0000940394-09-000456) and incorporated herein by reference.

(11)		Opinion and Consent of Counsel as to legality of securities being registered filed as Exhibit (11) to the initial filing of this Registration Statement on Form N-14 filed June 22, 2009 (Accession No. 0000940394-09-000456) and incorporated herein by reference.

(12)		Opinion of K&L Gates LLP regarding certain tax matters and consequences to shareholders discussed in the Proxy Statement/ Prospectus – to be filed by amendment.

(13)	(a)	(i) Amended Administrative Services Agreement between Eaton Vance
Municipals Trust (on behalf of each of its series) and Eaton Vance
Management with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective
Amendment No. 55 filed September 15, 1995 (Accession No.
0000950156-95-000695) and incorporated herein by reference.

(ii) Amendment to Schedule A dated June 23, 1997 to the Amended
Administrative Services Agreement dated June 19, 1995 filed as Exhibit
(9)(a)(2) to Post-Effective Amendment No. 67 filed July 3, 1997
(Accession No. 0000950156-95-000565) and incorporated herein by reference.

	(b)	Transfer Agency Agreement dated as of August 1, 2008 between PNC Global
Investment Servicing Inc. and Eaton Vance Management filed as Exhibit (h)(1)
to Post-Effective Amendment No. 70 of Eaton Vance Series Trust II (File Nos.
02-42722, 811-02258) filed October 27, 2008 (Accession No.
0000940394-08-001324) and incorporated herein by reference.

	(c)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between
PFPC Inc. and Eaton Vance Management filed as Exhibit (h)(4) to Post-
Effective Amendment No. 109 of Eaton Vance Mutual Funds Trust (File Nos.
02-90946, 811-04015) filed August 25, 2005 (Accession No. 0000940394-
05-000983) and incorporated herein by reference.

(14)	(a)	Consent of Independent Registered Public Accounting Firm regarding financial statements of Registrant filed herewith.

	(b)	Consent of Independent Registered Public Accounting Firm regarding financial statements of Eaton Vance Municipals Trust II filed herewith.

(15)		Omitted Financial Statements – not applicable

(16)	(a)	Powers of Attorney for Eaton Vance Municipals Trust dated November 1, 2005 filed as Exhibit (q) to Post-Effective Amendment No. 102 filed November 29,
2005 (Accession No. 0000940394-05-001357) and incorporated herein by reference.

(16)	(b)	Power of Attorney for the Treasurer and Principal Financial and Accounting
Officer of Eaton Vance Municipals Trust dated January 25, 2006 filed as
Exhibit (q)(2) to Post-Effective Amendment No. 104 filed January 31, 2006
(Accession No. 0000940394-06-000148) and incorporated herein by reference.

	(c)	Powers of Attorney for Eaton Vance Municipals Trust dated April 23, 2007 filed as Exhibit (q)(3) to Post-Effective Amendment No. 111 filed October 4, 2007
(Accession No. 0000940394-07-001184) and incorporated herein by reference.

	(d)	Power of Attorney for Eaton Vance Municipals Trust dated January 1, 2008 filed as Exhibit (q)(4) to Post-Effective Amendment No. 113 filed January 25,
2008 (Accession No. 0000940394-08-000065) and incorporated herein by reference.

	(e)	Power of Attorney for Eaton Vance Municipals Trust dated November 17, 2008 filed as Exhibit (q)(5) to Post-Effective Amendment No. 116 filed December
24, 2008 (Accession No. 0000940394-08-001623) and incorporated herein by reference.

(17)	(a)	(i) Prospectus and Statement of Additional Information, each dated June 1,
2009, of the Eaton Vance Hawaii Municipals Fund filed as Exhibit
(17)(a)(i) to the initial filing of this Registration Statement on Form N-14 filed June 22, 2009 (Accession No. 0000940394-09-000456) and incorporated herein by reference.

(ii) Prospectus and Statement of Additional Information, as supplemented, each dated February 1, 2009, of Eaton Vance Mississippi Municipals
Fund and Eaton Vance West Virginia Municipals Fund filed as Exhibit
(17)(a)(ii) to the initial filing of this Registration Statement on Form N-14 filed June 22, 2009 (Accession No. 0000940394-09-000456) and incorporated herein by reference.

(iii) Prospectus and Statement of Additional Information, each dated
February 1, 2009, of Eaton Vance National Municipals Fund filed as
Exhibit (17)(a)(iii) to the initial filing of this Registration Statement on
Form N-14 filed June 22, 2009 (Accession No. 0000940394-09-
000456) and incorporated herein by reference.

	(b)	(i) Eaton Vance Hawaii Municipals Fund Annual Report to Shareholders for
the period ended January 31, 2009 filed as Exhibit (17)(b)(i) to the initial filing of this Registration Statement on Form N-14 filed June 22,
2009 (Accession No. 0000940394-09-000456) and incorporated
herein by reference.

(17)	(b)	(ii)	Eaton Vance Mississippi Municipals Fund and Eaton Vance West Virginia
Municipals Fund Annual Report to Shareholders for the period ended
September 30, 2008 filed as Exhibit (14) to the initial filing of this
Registration Statement on Form N-14 filed June 22, 2009 (Accession
No. 0000940394-09-000456) and incorporated herein by reference.

		(iii)	Eaton Vance National Municipals Fund Annual Report to Shareholders
for the period ended September 30, 2008 filed as Exhibit (17(b)(iii) to the initial filing of this Registration Statement on Form N-14 filed June
22, 2009 (Accession No. 0000940394-09-000456) and incorporated herein by reference.

	(c)	(i)	Eaton Vance Mississippi Municipals Fund and Eaton Vance West
Virginia Municipals Fund Semiannual Report to Shareholders for the
period ended March 31, 2009 filed as Exhibit (17(c)(i) to the initial filing of this Registration Statement on Form N-14 filed June 22, 2009
(Accession No. 0000940394-09-000456) and incorporated herein by reference.

		(ii)	Eaton Vance National Municipals Fund Semiannual Report to
Shareholders for the period ended March 31, 2009 filed as Exhibit
(17(c)(ii) to the initial filing of this Registration Statement on Form N-14 filed June 22, 2009 (Accession No. 0000940394-09-000456) and incorporated herein by reference.

	(d)	Proxy Cards filed herewith.

Item 17. Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

     As required by the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on the 12th day of August, 2009.

EATON VANCE MUNICIPALS TRUST

/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

     Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date
/s/ Robert B. MacIntosh
Robert B. MacIntosh	President (Chief Executive Officer)	August 12, 2009

/s/ Barbara E. Campbell	Treasurer (and Principal Financial
Barbara E. Campbell	and Accounting Officer	August 12, 2009

Benjamin C. Esty*
Benjamin C. Esty	Trustee	August 12, 2009

/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.	Trustee	August 12, 2009

Allen R. Freedman*
Allen R. Freedman	Trustee	August 12, 2009

William H. Park*
William H. Park	Trustee	August 12, 2009

Ronald A. Pearlman*
Ronald A. Pearlman	Trustee	August 12, 2009

Helen Frame Peters*
Helen Frame Peters	Trustee	August 12, 2009

Heidi L. Steiger*
Heidi L. Steiger	Trustee	August 12, 2009

Lynn A. Stout*
Lynn A. Stout	Trustee	August 12, 2009

Ralph F. Verni*
Ralph F. Verni	Trustee	August 12, 2009

* By: /s/ Maureen A. Gemma
Maureen A. Gemma
(As Attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement:

Exhibit Number		Description

(14)	(a)	Consent of Independent Registered Public Accounting Firm regarding financial statements of Registrant

	(b)	Consent of Independent Registered Public Accounting Firm regarding financial statements of Eaton Vance Municipals Trust II

(17)	(d)	Proxy Cards